Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	QIAGEN NV
Entity Central Index Key	0001015820
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	234,543,793
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 394,037	$ 221,133
Short-term investments	90,451	54,577
Accounts receivable, net of allowance for doubtful accounts of $5,221 and $4,315 in 2012 and 2011, respectively	250,729	230,770
Income taxes receivable	39,150	19,009
Inventories, net	135,293	132,236
Prepaid expenses and other current assets	55,363	59,055
Deferred income taxes	27,598	28,609
Total current assets	992,621	745,389
Long-term assets:
Property, plant and equipment, net	418,932	371,792
Goodwill	1,759,898	1,733,722
Intangible assets, net of accumulated amortization of $532,006 and $417,430 in 2012 and 2011, respectively	853,872	819,487
Deferred income taxes	2,323	3,141
Other long-term assets	59,985	56,154
Total long-term assets	3,095,010	2,984,296
Total assets	4,087,631	3,729,685
Current liabilities:
Current portion of long-term debt	948	1,617
Short-term loans	0	142,329
Accounts payable	51,311	59,848
Accrued and other liabilities (of which $7,008 and $7,383 in 2012 and 2011 due to related parties)	196,447	213,769
Income taxes payable	14,863	31,211
Deferred income taxes	3,300	2,862
Total current liabilities	266,869	451,636
Long-term liabilities:
Long-term debt, net of current portion (of which $445,000 in 2012 and 2011 due to related parties)	846,044	446,005
Deferred income taxes	191,609	210,365
Other liabilities	58,746	63,881
Total long-term liabilities	1,096,399	720,251
Commitments and Contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized-450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized-40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized-410,000 shares, issued and outstanding - 236,487 and 234,221 shares at December 31, 2012 and 2011, respectively	2,769	2,739
Additional paid-in capital	1,718,163	1,673,733
Retained earnings	985,434	855,928
Accumulated other comprehensive income	43,991	15,904
Less treasury shares, at cost—1,943 shares at December 31, 2012	(35,653)	0
Equity attributable to the owners of QIAGEN N.V.	2,714,704	2,548,304
Noncontrolling interest	9,659	9,494
Total equity	2,724,363	2,557,798
Total liabilities and equity	$ 4,087,631	$ 3,729,685

Consolidated Balance Sheets Parenthetical In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Allowance for Doubtful Accounts Receivable, Current	$ 5,221		$ 4,315
Finite-Lived Intangible Assets, Accumulated Amortization	532,006		417,430
Due to Related Parties, Current	7,008		7,383
Due to Related Parties, Noncurrent	$ 445,000		$ 445,000
Preference shares, par value		€ 0.01		€ 0.01
Preference shares, shares authorized	450,000	450,000	450,000	450,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Financing preference shares, par value		€ 0.01		€ 0.01
Financing preference shares, shares authorized	40,000	40,000	40,000	40,000
Financing preference shares, shares issued	0	0	0	0
Financing preference shares, shares outstanding	0	0	0	0
Common Stock, Par or Stated Value Per Share		€ 0.01		€ 0.01
Common Stock, Shares Authorized	410,000	410,000	410,000	410,000
Common Stock, Shares, Issued	236,487	236,487	234,221	234,221
Common Stock, Shares, Outstanding	236,487	236,487	234,221	234,221
Treasury stock (in shares)	1,943	1,943

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Net sales	$ 1,254,456	$ 1,169,747	$ 1,087,431
Cost of sales	430,432	419,938	371,869
Gross profit	824,024	749,809	715,562
Operating expenses:
Research and development	122,476	130,636	126,040
Sales and marketing	343,549	307,332	267,484
General and administrative, restructuring, integration and other	152,068	185,507	110,009
Acquisition-related intangible amortization	36,117	26,746	23,492
Total operating expenses	654,210	650,221	527,025
Income from operations	169,814	99,588	188,537
Other income (expense):
Interest income	2,382	6,128	4,457
Interest expense	(23,452)	(25,358)	(27,815)
Other (expense) income, net	(3,591)	15,854	7,942
Total other expense	(24,661)	(3,376)	(15,416)
Income before provision for income taxes	145,153	96,212	173,121
Provision for income taxes	15,616	1,263	28,810
Net income	129,537	94,949	144,311
Net income (loss) attributable to noncontrolling interest	31	(1,089)	0
Net income attributable to the owners of QIAGEN N.V.	$ 129,506	$ 96,038	$ 144,311
Basic earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.55	$ 0.41	$ 0.62
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.54	$ 0.4	$ 0.6
Weighted-average common shares outstanding (in thousands)
Basic (in shares)	235,582	233,850	232,635
Diluted (in shares)	240,746	239,064	240,483

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income
Net income	$ 129,537	$ 94,949	$ 144,311
Gains on cash flow hedges, before tax	305	5,417	14,636
Reclassification adjustments on cash flow hedges, before tax	781	(3,961)	(8,874)
Cash flow hedges, before tax	1,086	1,456	5,762
(Losses) gains on pensions, before tax	(863)	180	(184)
Foreign currency translation adjustments, before tax	27,639	(51,383)	10,920
Other comprehensive (loss) income, before tax	27,862	(49,747)	16,498
Income tax relating to components of other comprehensive income (loss)	416	(1,174)	(1,890)
Total other comprehensive income (loss), after tax	28,278	(50,921)	14,608
Comprehensive income	157,815	44,028	158,919
Comprehensive (income) loss attributable to noncontrolling interest	(222)	3,160	0
Comprehensive income attributable to the owners of QIAGEN N.V.	$ 157,593	$ 47,188	$ 158,919

Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock [Member]	Equity attributable to the owners of QIAGEN N.V.	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 2,291,169	$ 2,711	$ 1,622,733	$ 615,579	$ 50,146		$ 2,291,169
Balance, shares at Dec. 31, 2009		232,074
Increase (Decrease) in Stockholders' Equity
Net income	144,311			144,311			144,311
Unrealized gain (loss), net on hedging contracts	9,807				9,807		9,807
Realized loss (gain) net on hedging contracts	(6,125)				(6,125)		(6,125)
Unrealized gain (loss), net on pension	(129)				(129)		(129)
Translation adjustment, net	11,055				11,055		11,055
Common stock issuances under employee stock plans, shares		1,041
Common stock issuances under employee stock plans	11,241	13	11,228				11,241
Tax benefit of employee stock plans	445		445				445
Share-based compensation	13,592		13,592				13,592
Proceeds from subscription receivables	987		987				987
Balance at Dec. 31, 2010	2,476,353	2,724	1,648,985	759,890	64,754		2,476,353
Balance, shares at Dec. 31, 2010		233,115
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A.	42,437							42,437
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(29,783)							(29,783)
Net income	94,949			96,038			96,038	(1,089)
Unrealized gain (loss), net on hedging contracts	3,707				3,707		3,707
Realized loss (gain) net on hedging contracts	(2,825)				(2,825)		(2,825)
Unrealized gain (loss), net on pension	126				126		126
Translation adjustment, net	(51,929)				(49,858)		(49,858)	(2,071)
Common stock issuances under employee stock plans, shares		1,106
Common stock issuances under employee stock plans	8,778	15	8,763				8,778
Tax benefit of employee stock plans	(4,565)		(4,565)				(4,565)
Share-based compensation	19,539		19,539				19,539
Proceeds from subscription receivables	1,011		1,011				1,011
Balance at Dec. 31, 2011	2,557,798	2,739	1,673,733	855,928	15,904		2,548,304	9,494
Balance, shares at Dec. 31, 2011	234,221	234,221
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(57)							(57)
Net income	129,537			129,506			129,506	31
Unrealized gain (loss), net on hedging contracts	209				209		209
Realized loss (gain) net on hedging contracts	553				553		553
Unrealized gain (loss), net on pension	(598)				(598)		(598)
Translation adjustment, net	28,114				27,923		27,923	191
Purchase of treasury shares (in shares)						(1,943)
Purchase of treasury shares	(35,653)					(35,653)	(35,653)
Common stock issuances under employee stock plans, shares		2,266
Common stock issuances under employee stock plans	16,579	30	16,549				16,579
Tax benefit of employee stock plans	1,489		1,489				1,489
Share-based compensation	25,356		25,356				25,356
Proceeds from subscription receivables	1,036		1,036				1,036
Balance at Dec. 31, 2012	$ 2,724,363	$ 2,769	$ 1,718,163	$ 985,434	$ 43,991	$ (35,653)	$ 2,714,704	$ 9,659
Balance, shares at Dec. 31, 2012	236,487	236,487				(1,943)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income	$ 129,537	$ 94,949	$ 144,311
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	197,892	167,377	142,779
Non-cash acquisition and restructuring related costs	16,909	43,029	0
Share-based compensation expense	25,356	19,539	13,592
Excess tax benefits from share-based compensation	(1,489)	(4,153)	(1,976)
Deferred income taxes	(22,767)	(31,861)	(19,942)
Changes in fair value of contingent consideration	(11,463)	253	0
Other	(5,227)	(1,437)	(12,113)
Net changes in operating assets and liabilities:
Accounts receivable	(14,289)	(28,203)	(6,884)
Inventories	(20,376)	(15,945)	2,348
Prepaid expenses and other	3,456	(10,082)	6,431
Other assets	7	(4,183)	(2,965)
Accounts payable	(9,945)	7,261	3,482
Accrued and other liabilities	(13,255)	19,577	(26,983)
Income taxes	(35,328)	(6,244)	13,639
Other	5,862	(5,098)	(4,967)
Net cash provided by operating activities	244,880	244,779	250,752
Cash flows from investing activities:
Purchases of property, plant and equipment	(101,996)	(86,805)	(79,666)
Proceeds from sale of equipment	1,312	2,020	3,474
Purchases of intangible assets	(26,089)	(34,583)	(44,243)
Proceeds from sale / cash paid for investments	(8,173)	(19,284)	7,985
Purchases of short-term investments	(39,942)	(186,817)	(110,076)
Sales of short-term investments	5,999	242,630	44,000
Cash paid for acquisitions, net of cash acquired	(131,997)	(457,483)	(36,985)
Net cash used in investing activities	(300,886)	(540,322)	(215,511)
Cash flows from financing activities:
Net repayment/proceeds from short-term debt	(143,311)	142,329	0
Proceeds from debt	400,000	44,000	3,016
Repayment of debt	(1,607)	(469,857)	(50,000)
Cash paid for debt issuance costs	(2,084)	0	0
Principal payments on capital leases	(3,780)	(3,703)	(3,262)
Proceeds from subscription receivables	1,036	1,011	987
Excess tax benefits from share based compensation	1,489	4,153	1,976
Proceeds from the exercise of stock options	16,579	8,778	11,241
Purchase of treasury shares	(35,653)	0	0
Acquisition of noncontrolling interest	(57)	(29,783)	0
Other financing activities	(6,008)	(7,558)	814
Net cash provided by (used in) financing activities	226,604	(310,630)	(35,228)
Effect of exchange rate changes on cash and cash equivalents	2,306	(1,101)	2,837
Net increase (decrease) in cash and cash equivalents	172,904	(607,274)	2,850
Cash and cash equivalents, beginning of year	221,133	828,407	825,557
Cash and cash equivalents, end of year	394,037	221,133	828,407
Supplemental cash flow disclosures:
Cash paid for interest	17,298	20,760	25,557
Cash paid for income taxes	61,586	41,494	33,781
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	492	545	1,185
Investment acquired in non-monetary exchange	3,842	0	0
Intangible assets acquired in non-monetary exchange	$ 5,658	$ 0	$ 30,341

Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Description Of Business [Abstract]
Description of the Business and Basis of Presentation
Corporate Information and Basis of Presentation

QIAGEN N.V. is a public limited liability company ('naamloze vennootschap') under Dutch law with registered office at Spoorstraat 50, Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a leading provider of innovative Sample and Assay Technologies. These technologies—consumable products such as sample and assay kits and automated instrumentation systems—empower customers to transform raw biological samples into valuable molecular information. We serve four major customer classes: Molecular Diagnostics laboratories; Applied Testing customers in fields such as forensics, veterinary diagnostics and food safety; Pharmaceutical research and development groups, and Academic researchers. We market our products in more than 100 countries.
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated. The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, contingent consideration and available-for-sale financial instruments that have been measured at fair value.
On May 3, 2012, we acquired AmniSure International LLC, located in Boston, Massachusetts (AmniSure). Accordingly, as of May 3, 2012, all of the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations for the periods ended December 31, 2012 include AmniSure’s operating results from May 3, 2012 through December 31, 2012.

Effects of New Accounting Pronouncements (Notes)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles
Effects of New Accounting Pronouncements

Adoption of New Accounting Standards
In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, to amend FASB ASC 820, Fair Value Measurement, to improve comparability of fair value measurements in both U.S. GAAP and IFRS financial statements. Under these amendments, the FASB does not intend to cause any change in the application of the requirements under Topic 820. Some amendments provide clarification on the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value, or change disclosure requirements about fair value measurements. This guidance became effective for us on January 1, 2012, and the adoption had no effect on our financial position, results of operations or cash flows.
In September 2011, the FASB issued ASU No. 2011- 08, Intangibles-Goodwill and Other (Topic 350) (ASU 2011-08), permitting entities the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU No. 2011- 08 was effective for the Company January 1, 2012 and the adoption had no effect on our financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220)-Presentation of Comprehensive Income, to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. This amendment requires that all nonowner changes in equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment therefore eliminates the option to present components of other comprehensive income as part of the statement of changes in equity. This amendment does not change the items reported under other comprehensive income, it does not change when an item of other comprehensive income must be reclassified to net income and entities can choose to show line items net of tax effects or show one amount of aggregate income tax expense or benefit. This amendment must be applied retrospectively and for public entities, these amendments become effective for interim and fiscal periods beginning after December 15, 2011. We comply with the provisions of this amendment by using the two statement approach.

New Accounting Standards Not Yet Adopted
In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” (ASU 2011-11). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The requirements of ASU 2011-11 are to be applied retrospectively and are effective for us on January 1, 2013. We do not expect the adoption of these provisions to have a material impact on our consolidated financial statements.
In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02), allowing entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. If the qualitative assessment indicates it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no testing is required. ASU 2012-02 is effective for us in the period beginning January 1, 2013 and the adoption is not expected to have an effect on our financial position, results of operations or cash flows.
In February 2013, the FASB issued Accounting Standards Update No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" (ASU 2013-02). Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for us on January 1, 2013.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies and Critical Accounting Estimates

Principles of Consolidation
The consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries that are not considered variable interest entities. All significant intercompany accounts and transactions have been eliminated. Investments in companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for under the cost method. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Concentrations of Risk
We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions, and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.
The financial instruments used in managing our foreign currency and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations and therefore do not expect to record any losses as a result of counterparty default. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis. In connection with such agreements, we do not require and are not required to pledge collateral for derivative transactions.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.
Foreign Currency Translation
Our reporting currency is the U.S. dollar and our subsidiaries’ functional currencies are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other income, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income as a component of other income, net. The net gain (loss) on foreign currency transactions in 2012, 2011 and 2010 was $(7.2) million, $12.4 million, and $2.6 million, respectively, and is included in other (expense) income, net.
Segment Information
We determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit.
Revenue Recognition
Our revenues are reported net of sales and value added taxes, discounts and sales allowances, and are derived primarily from the sale of consumable and instrumentation products, and to a much lesser extent, from the sale of services, intellectual property and technology. We recognize revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.
Consumable and Related Products: Revenue from consumable product sales typically accounts for approximately 83-87% of our net sales and is generally recognized upon transfer of title consistent with the shipping terms. We maintain a small amount, on average less than $3.0 million in total, of consignment inventory at certain customer locations. Revenues for the consumable products which are consigned in this manner are recognized upon consumption. We generally allow returns of consumable products if the product is returned in a timely manner and in good condition. Allowances for returns are provided for based upon the historical pattern of returns and Management’s evaluation of specific factors that impact the risk of returns.
Revenues from related products include license fees, intellectual property and patent sales, royalties and milestone payments and typically account for approximately 1-3% of our net sales. License fees from research collaborations include payments for technology transfer and access rights. Non-refundable, up-front payments received in connection with collaborative research and development agreements are generally deferred and recognized on a straight-line basis over the contract period during which there is any continuing obligation. Revenue from intellectual property and patent sales is recognized when earned, either at the time of sale, or over the performance period. Payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, are recognized in full at such time as the specified milestone has been achieved according to the terms of the agreement. Royalties from licensees are based on reported sales of licensed products and revenues are calculated based on contract terms when reported sales are reliably measurable, fees are fixed or determinable and collectability is reasonably assured.
Instrumentation: Revenue from instrumentation includes the instrumentation equipment, installation, training and other instrumentation services, such as extended warranty services or product maintenance contracts and typically account for approximately 10-15% of net sales. Revenue from instrumentation equipment is generally recognized when title passes to the customer, upon either shipment or written customer acceptance after satisfying any installation and training requirements.

We offer our customers access to our instrumentation via reagent rental agreements which place instrumentation with customers without requiring them to purchase the equipment. Instead, we recover the cost of providing the instrumentation in the amount charged for Sample and Assay Technology consumable products. The instruments placed with customers under a reagent rental agreement are depreciated and charged to cost of sales on a straight-line basis over the estimated life of the instrument, typically 3 to 5 years. The costs to maintain these instruments in the field are charged to cost of sales as incurred. Revenue from these reagent rental agreements is generally recognized as the consumable products are shipped.
We have contracts with multiple elements which are accounted for under ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. Multiple-element arrangements are assessed to determine whether there is more than one unit of accounting. In order for a deliverable to qualify as a separate unit of accounting, all of the following criteria must be met:

•	The delivered items have value to the client on a stand-alone basis;

•	The arrangement includes a general right of return relative to the delivered items, and

•	Delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.
Arrangement consideration is allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price. Effective as of January 1, 2011, when applying the relative selling price method, the selling price for each deliverable is determined using (a) vendor-specific objective evidence of selling price, if it exists; or otherwise (b) third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of selling price exists for a deliverable, then the best estimated selling price for the deliverable is used. Prior to January 1, 2011, only the vendor-specific objective evidence of selling price was used. The arrangement consideration is allocated to the separate units of accounting based on each unit’s relative fair value. Revenue is then recognized using a proportional-performance method, such as recognizing revenue based on relative fair value of products or services delivered, or on a straight-line basis as appropriate. If these criteria are not met, deliverables included in an arrangement are accounted for as a single unit of accounting and revenue and costs are deferred until the period in which the final deliverable is provided.
Warranty
We provide warranties on our products against defects in materials and workmanship generally for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other liabilities in the accompanying consolidated balance sheets. The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2010	$3,440
Provision charged to cost of sales	4,376
Usage	(3,649)
Adjustments to previously provided warranties, net	(198)
Currency translation	(59)
BALANCE AT DECEMBER 31, 2011	$3,910
Provision charged to cost of sales	4,631
Usage	(4,099)
Adjustments to previously provided warranties, net	(213)
Currency translation	134
BALANCE AT DECEMBER 31, 2012	$4,363

Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs and amounts paid to contract research organizations, and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.
Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the value of the grant is deducted from the carrying amount of the asset and recognized over the same period that the related asset is depreciated.
Shipping and Handling Income and Costs
Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses. For the years ended December 31, 2012, 2011 and 2010, shipping and handling costs totaled $23.4 million, $24.0 million and $19.9 million, respectively.
Advertising Costs
The costs of advertising are expensed as incurred and are included as a component of sales and marketing expense. Advertising costs for the years ended December 31, 2012, 2011 and 2010 were $6.6 million, $6.3 million and $7.6 million, respectively.
General and Administrative, Integration and Other
General and administrative expenses primarily represent the costs required to support administrative infrastructure. In addition, we incur indirect acquisition and business integration costs in connection with business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include payroll and related costs for employees remaining with the Company on a transitional basis; public relations, advertising and media costs for re-branding of the combined organization; and, consulting and related fees incurred to integrate or restructure the acquired operations. Other costs include relocation and restructuring costs. These costs are expensed as incurred.
Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial reporting and tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority using the cumulative probability method, assuming the tax authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within the income tax provision.
Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.
Share-Based Payments
Compensation cost for all share-based payments is recorded based on the grant date fair value.
Stock Options: We utilize the Black-Scholes-Merton valuation model for estimating the fair value of our stock options granted. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, expected life of the award and forfeiture rate.
Risk-Free Interest Rate—This is the average U.S. Treasury rate (having a term that most closely resembles the expected life of the option) at the date the option was granted.
Dividend Yield—We have never declared or paid dividends on our common stock and do not anticipate declaring or paying any dividends in the foreseeable future.
Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. We use a combination of the historical volatility of our stock price and the implied volatility of market-traded options of our stock to estimate the expected volatility assumption input to the Black-Scholes-Merton model. Our decision to use a combination of historical and implied volatility is based upon the availability of actively traded options of our stock and our assessment that such a combination is more representative of future expected stock price trends.
Expected Life of the Option—This is the period of time that the options granted are expected to remain outstanding. We estimated the expected life by considering the historical exercise behavior. We use an even exercise methodology, which assumes that all vested, outstanding options are exercised uniformly over the balance of their contractual life.
Forfeiture Rate—This is the estimated percentage of options granted that are expected to be forfeited or cancelled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.
Restricted Stock Units and Performance Stock Units: Restricted stock units and performance stock units represent rights to receive Common Shares at a future date. The fair market value is determined based on the number of stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.
Short-Term Investments
Short-term investments are classified as “available for sale” and stated at fair value in the accompanying balance sheet. Interest income is accrued when earned and changes in fair market values are reflected as unrealized gains and losses, calculated on the specific identification method, as a component of accumulated other comprehensive income. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis, on the sale of short-term investments are included in income.
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The carrying values of the Senior Notes totaling $400.0 million issued in October 2012 and further described in Note 15, approximates fair value as of December 31, 2012 as neither the Treasury rates or credit spreads have changed significantly since the issuance date. The fair values of the notes payable to QIAGEN Finance and Euro Finance, further discussed in Note 15, were estimated by using available over-the-counter market information on the convertible bonds which were issued by QIAGEN Finance and Euro Finance, the values of which correlate to the fair value of the loan arrangements we have with QIAGEN Finance and Euro Finance which include the notes payable, the guarantee and the warrant agreement (further discussed in Note 10).
Accounts Receivable
Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. Amounts determined to be uncollectible are written off against the reserve. For the years ended December 31, 2012, 2011 and 2010, write-offs of accounts receivable totaled $0.2 million, $0.6 million and $0.8 million while provisions for doubtful accounts which were charged to expense totaled $1.0 million, $2.1 million and $1.4 million, respectively. For all years presented, no single customer represented more than ten percent of accounts receivable or consolidated net sales.
Inventories
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2012 and 2011:

	As of December 31,
(in thousands)	2012	2011
Raw materials	$29,755	$26,645
Work in process	34,231	33,757
Finished goods	71,307	71,834
Total inventories	$135,293	$132,236

Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost. Capitalized internal-use software costs include only those direct costs associated with the actual development or acquisition of computer software for internal use, including costs associated with the design, coding, installation and testing of the system. Costs associated with preliminary development, such as the evaluation and selection of alternatives, as well as training, maintenance and support are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (one to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in earnings.
Acquired Intangibles and Goodwill
Acquired intangibles with alternative future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from one to twenty years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred. For the years ended December 31, 2012 and 2011, we recorded intangible asset impairments of $2.0 million and $40.3 million, respectively, in general and administrative, restructuring, integration and other expense. There were no impairments in 2010.
Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption ‘acquisition-related intangible amortization.’ Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
The estimated fair values of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year. Following the annual impairment tests for the years ended December 31, 2012, 2011 and 2010, goodwill has not been impaired.

Investments
We have investments in non-marketable securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets and are accounted for using the equity or cost method of accounting.
Investments are evaluated at least quarterly, or sooner if impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.
The fair values of any of our cost or equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value. For the year ended December 31, 2012, we recorded an impairment of a cost method investment of $3.4 million in general and administrative, restructuring, integration and other expense.
Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value which is determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates. During the years ended December 31, 2012 and 2011, in connection with our internal restructuring we recorded asset impairment charges of $13.6 million and $42.1 million, respectively, in general and administrative, restructuring, integration and other expenses in the accompanying consolidated statements of income related to the abandonment of certain projects. There were no material impairment losses recognized for long-lived assets during the year ended December 31, 2010.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisitions made during 2012, we determined that we still operate as one business segment in accordance with ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) makes decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2012	2011	2010
Net Sales
Consumables and related revenues	$1,085,596	$1,011,863	$937,714
Instrumentation	168,860	157,884	149,717
Total	$1,254,456	$1,169,747	$1,087,431

Geographical Information
Net sales are attributed to countries based on the location of the subsidiary generating the sale. QIAGEN operates manufacturing facilities in Germany, Switzerland, China, the United Kingdom, France and the United States that supply products to other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our official country of domicile is the Netherlands, which reported net sales of $23.7 million, $23.9 million and $21.5 million for the years ended 2012, 2011 and 2010, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2012	2011	2010
Net Sales
Americas:
United States	$518,130	$466,502	$472,682
Other Americas	42,921	55,137	50,912
Total Americas	561,051	521,639	523,594
Europe	459,321	444,441	398,029
Asia Pacific & Rest of World	234,084	203,667	165,808
Total	$1,254,456	$1,169,747	$1,087,431

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $0.4 million and $1.1 million as of December 31, 2012 and 2011, respectively.

(in thousands)	2012	2011
Long-lived assets
Americas:
United States	$131,689	$98,717
Other Americas	2,196	2,579
Total Americas	133,885	101,296
Europe	272,227	259,220
Asia Pacific & Rest of World	12,820	11,276
Total	$418,932	$371,792

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure
Acquisitions
Acquisitions have been accounted for as business combinations, and the acquired companies’ results have been included in the accompanying consolidated statements of income from their respective dates of acquisition. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, shared service centers, distribution channels and customer relations, to expand sales of the acquired businesses’ products; use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.
2012 Acquisitions
On May 3, 2012, we acquired AmniSure, a privately owned company that markets the AmniSure® assay for determining whether a pregnant woman is suffering rupture of fetal membranes (ROM), a condition in which fluid leaks from the amniotic sac prematurely. The acquisition of AmniSure did not have a material business impact to net sales, net income or earnings per share, and therefore no pro forma financial information has been provided herein.
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	AmniSure acquisition
Purchase price:
Cash consideration	$101,415
Fair value of contingent consideration	4,530
$105,945

Allocation:
Working capital	$5,297
Fixed and other long-term assets	267
Developed technology, licenses and know-how	28,941
Customer relationships	25,520
Tradenames	2,692
In-process research and development	4,522
Goodwill	44,369
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,202)
Long-term liabilities assumed	(461)
$105,945

The weighted-average amortization period for the intangible assets is 9.5 years. The goodwill acquired is not deductible for tax purposes.
We acquired AmniSure in the second quarter of 2012. Since the acquisition date, the results of AmniSure are included in the consolidated results through December 31, 2012 and were not material. The total fair value of the contingent consideration for AmniSure of approximately $4.5 million has been recorded as purchase price using a probability-weighted analysis of the future milestones using discount rates between 0.7% and 2.0%. Under the purchase agreement, we could be required to make additional contingent cash payments totaling $35.0 million through 2017.
During 2012, we completed other acquisitions, including Intelligent Bio-Systems, Inc., which were not significant, either individually or in the aggregate, to the overall consolidated financial statements. The total cash paid for these acquisitions, net of cash acquired, was $31.2 million of which an amount of $5.2 million was retained in an escrow account to cover any claims for breach of any representations, warranties or indemnities. Certain acquisitions included contingent consideration where we are required to assess the acquisition date fair value of the contingent consideration liabilities, which is recorded as part of the purchase consideration. This is discussed further in Note 14, "Fair Value Measurements," where we assess and adjust the fair value of the contingent consideration liabilities, if necessary, until the settlement or expiration of the contingency occurs. The total fair value of the contingent consideration for these other acquisitions of approximately $12.0 million has been recorded as purchase price. Under the purchase agreements, we could be required to make contingent cash payments totaling $12.5 million through 2016. The fair value of the contingent cash payments of was determined using a discount rate of 0.7% to 1.6% and a probability regarding the accomplishment of the milestones of 95.0% to 100.0%.
Acquisition-related costs are expensed when incurred and are included in general and administrative, restructuring, integration and other in the accompanying consolidated statements of income. Acquisition-related costs for 2012 acquisitions amounted to $4.5 million.

We made contingent purchase price payments totaling $7.1 million in 2012 for acquisitions completed prior to 2012. The contingent purchase price payments were contractually due upon achievement of certain performance criteria of the acquired business.

2011 Acquisitions
On August 29, 2011, we acquired all outstanding shares of Cellestis Ltd., a publicly listed Australian company, for $372.5 million in cash. Cellestis develops and provides in-vitro diagnostics and life science research products based on its proprietary QuantiFERON® technology. The technology provides information on the activity of the cell-mediated functions of the immune system from whole blood samples. By tapping into the body’s memory system, this approach allows diseases to be detected much earlier than with other diagnostic methods, such as PCR. With QuantiFERON®, we added a “pre-molecular” technology that allows us to look even deeper than with DNA-based molecular testing and thereby strive to feed and drive our DNA-based molecular franchise. QuantiFERON® is a trademark of Cellestis, Ltd.
The final purchase price allocation for Cellestis did not differ from the preliminary estimates other than the recognition of approximately $6.2 million of additional customer relationships, $0.3 million of additional developed technology, $3.9 million decrease of long-term deferred tax liability and an additional $1.6 million of other opening balance sheet adjustments. The corresponding impact for these adjustments was a decrease to goodwill of $12.0 million. These changes to arrive at the final purchase price allocation were not material to the consolidated financial statements. As of December 31, 2012, the final purchase price allocation for Cellestis is as follows:

(in thousands)	Cellestis acquisition
Purchase price:
Cash consideration paid	$372,452
$372,452

Allocation:
Working capital	$18,465
Fixed and other long-term assets	1,112
Developed technology, licenses and know-how	67,500
Customer relationships	48,800
Tradenames	12,000
Goodwill	258,886
Deferred tax liability on fair value of identifiable intangible assets acquired	(34,079)
Liabilities assumed	(232)
$372,452

The weighted-average amortization period for intangible assets is 10.0 years. The goodwill acquired is not deductible for tax purposes.
During 2011, we acquired a majority shareholding in Ipsogen S.A., a publicly listed company founded in 1999 and based in Marseille, France, that is a global leader in molecular profiling and personalized healthcare diagnostics for a broad range of applications in the field of hematology. The acquisition of Ipsogen provides QIAGEN access to a broad range of assays covering 15 biomarkers used worldwide for the diagnosis, prognosis and monitoring of patients with various blood cancers. Many of these assays also are used as companion diagnostics in personalized healthcare to make and guide treatment decisions. Many of Ipsogen’s assays have CE-IVD Marking in Europe and have been developed for use on QIAGEN's Rotor-Gene Q real-time PCR system. This has the potential to enable the smooth and rapid transfer of these unique products onto QIAGEN's QIAsymphony RGQ, a novel integrated sample-to-result laboratory automation platform that includes the Rotor-Gene Q system.     On July 12, 2011, we paid €40.9 million ($57.4 million) for the initial 62.6% of Ipsogen outstanding common shares. On the acquisition date, the fair value of the noncontrolling interest was $42.4 million and the fair value of all Ipsogen outstanding shares and other equity instruments was approximately €70.2 million ($99.9 million). The fair value of the noncontrolling interest was based on reference to quoted market values of Ipsogen stock. The assignment of the total consideration including the fair value of the noncontrolling interest as of the date of the acquisition is shown below. Since the acquisition we have paid an additional total of $29.8 million and hold 89.4% of the Ipsogen shares on a fully diluted basis as of December 31, 2012.
The final purchase price allocation for Ipsogen did not differ from the preliminary estimates other than the recognition of approximately $9.0 million of additional long-term deferred tax assets related to net operating losses, $8.1 million of additional developed technology, $2.8 million of additional long-term deferred tax liability related to the developed technology and a net change of $0.3 million to other intangible assets. The corresponding impact for these adjustments was a decrease to goodwill of $14.6 million. These changes to arrive at the final purchase price allocation were not material overall to the consolidated financial statements. As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	Ipsogen acquisition
Purchase price:
Cash consideration paid	$57,436
Fair value of remaining shares	42,437
$99,873

Allocation:
Working capital	$15,284
Deferred tax asset of acquired NOLs	8,997
Fixed and other long-term assets	2,429
Developed technology, licenses and know-how	44,500
Customer relationships	11,000
Tradenames	1,400
Goodwill	37,500
Deferred tax liability on fair value of identifiable intangible assets acquired	(19,325)
Liabilities assumed	(1,912)
$99,873

The weighted-average amortization period for intangible assets is 10 years. The goodwill acquired is not deductible for tax purposes.

Since the acquisition dates, the results of Cellestis and Ipsogen are included in our consolidated results through December 31, 2011. Net sales for the combined companies totaled $28.6 million and net loss attributable to the owners of QIAGEN N.V. was $1.7 million as of December 31, 2011. Acquisition-related costs for Cellestis and Ipsogen for the year-ended December 31, 2011 amounted to $5.8 million and $5.6 million, respectively.
Pro forma results
The following unaudited pro forma information assumes that the Cellestis and Ipsogen occurred at the beginning of the periods presented. For the years ended December 31, 2011 and 2010, pro forma net sales would have been $1,213.5 million and $1,140.2 million, pro forma net income would have been $91.9 million and $139.2 million, and pro forma diluted net income per common share would have been $0.38 and $0.58, respectively. These unaudited pro forma results are intended for informational purposes only and are not necessarily indicative of the results of operations that would have occurred had the acquisitions been in effect at the beginning of the periods presented, or of future results of the combined operations.
Other 2011 Acquisitions
During 2011, we completed three acquisitions which individually were not significant to the overall consolidated financial statements. The cash paid for other 2011 acquisitions, net of cash acquired, was $47.9 million of which an amount of $8.5 million was retained in an escrow account to cover any claims for breach of any representations, warranties or indemnities. Certain acquisitions included contingent consideration where we are required to assess the acquisition date fair value of the contingent consideration liabilities, which is recorded as part of the purchase consideration. This is discussed further in Note 14, "Fair Value Measurements," where we continuously assess and adjust the fair value of the contingent consideration liabilities, if necessary, until the settlement or expiration of the contingency occurs. The total fair value of the milestone payments of approximately $6.9 million, determined as of the acquisition date, has been recognized as purchase price. The fair value of the milestone payments of approximately $5.5 million was determined using a discount rate of 1.70% and a probability regarding the accomplishment of the milestones of 90% to 100%. The fair value of the milestone payments of approximately $1.4 million was determined using a discount rate of 3.25% with the assumption that only the first milestone will be met based on the assumptions of the business plan. Under the purchase agreements at the time of acquisition, we could be required to make additional contingent cash payments totaling $44.0 million through 2016.
2010 Acquisitions
In 2010, we completed two acquisitions which individually were not significant to the overall consolidated financial statements. We acquired 100% of the shares of ESE GmbH (subsequently renamed QIAGEN Lake Constance GmbH), a privately held developer and manufacturer of UV and fluorescence optical measurement devices. ESE is based in Stockach, Germany. ESE pioneered the development and manufacturing of optical measurement systems for medical and industrial applications. The systems utilize unique, high-performance and award-winning fluorescence detection technologies integrated into compact modules. We have demonstrated that ESE’s fluorescence detection systems can be used to measure signals generated by our existing testing technologies, including the HDA and tHDA isothermal assay systems. We also acquired the food market business of the Institute for Product Quality (ifp), a Berlin-based company which sells food, veterinary and environmental quality control assays. The transaction was an asset purchase of primarily patents, know-how, intellectual property rights and customer data related to the business. We have entered into license and contract manufacturing agreements with ifp under which ifp will perform the production for QIAGEN.
Aggregate consideration paid in 2010 for the acquisitions was $22.7 million and an amount of $2.9 million was retained in an escrow account to cover any claims for breach of any representations, warranties or indemnities. Furthermore, the purchase agreements for both acquisitions included aggregate milestone payments of up to $8.1 million.

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

Late in 2011, we began a project to enhance productivity by streamlining the organization and freeing up resources for reallocation to strategic initiatives to help drive growth and innovation, strengthen our industry leadership position and improve longer-term profitability. This project aims to eliminate organizational layers and overlapping structures, actions that we expect will enhance our processes, speed and productivity. In 2012, we recorded pretax charges of $41.0 million, recorded in general, administrative, restructuring and other. In 2011, we recorded pretax charges of $74.9 million, of which $5.5 million is recorded in cost of sales and $69.4 million is recorded in general and administrative, restructuring and other. The pretax charges in 2012 and 2011 consisted of $5.5 million and $20.1 million, respectively, for workforce reductions, $11.6 million and $1.8 million, respectively, for fixed asset impairments, and $2.0 million and $40.3 million, respectively, for intangible asset abandonment charges. The intangible asset charges represent the write off of capitalized costs related to development projects which were abandoned following the decision to streamline the organization and focus development efforts on those projects with the highest potential for market acceptance and profitability. Additionally, we incurred contract termination and consulting costs of $18.8 million and $12.7 million for the years ended December 31, 2012 and 2011, respectively, and in 2012 we recorded $3.1 million for lease closure costs. We expect to record additional restructuring charges in 2013 related to this program.

The specific restructuring measures and associated estimated costs were based on management's best business judgment under the existing circumstances at the time the estimates were made. If future events require changes to these estimates, such adjustments will be reflected in the applicable line item in the consolidated statement of operations.

The following table summarizes the cash components of the restructuring costs. At December 31, 2012 and 2011, restructuring accruals of $4.9 million and $26.9 million, respectively, were included in accrued and other liabilities in the accompanying consolidated balance sheets.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2011	$19,228	$443	$7,238	$26,909
Additional costs in 2012	5,456	3,055	152	8,663
Payments	(21,301)	(1,032)	(6,036)	(28,369)
Release of excess accrual	(1,084)	—	(1,217)	(2,301)
Foreign currency translation adjustment	22	—	—	22
Balance at December 31, 2012	$2,321	$2,466	$137	$4,924

The costs in the above table do not include consulting costs associated with third-party service providers that are assisting with executing the restructuring. We accrue for consulting costs as the services are provided.

Short-term Investments	12 Months Ended
Dec. 31, 2012
Short-term Investments [Abstract]
Short-term Investments
Short-term Investments
At December 31, 2012 and 2011, we had €62.5 million ($82.5 million as of December 31, 2012) and €35.0 million ($45.3 million as of December 31, 2011), respectively, of loan note receivables due from financial institutions. These loan receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are carried at fair market value, which is equal to the cost. These loans consist of €47.5 million which mature in 2013 and €15.0 million in 2014. All of these instruments include put option rights on at least a quarterly basis. Interest income is determined using the effective interest rate method. These loans are classified as current assets in the accompanying consolidated balance sheets since we may put the loans at our discretion.
At December 31, 2012 and 2011, we also had €6.1 million ($8.0 million) and €7.2 million ($9.3 million), respectively in term deposits with final maturities until December 2014. The deposits can be withdrawn at the end of each quarter without penalty and are therefore classified as current assets in the accompanying consolidated balance sheets.
For the year ended December 31, 2012 and 2011, proceeds from sales of short term investments totaled $6.0 million and $242.6 million, respectively. There were no realized gains or losses during 2012 or 2011.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2012 and 2011:

(in thousands)	2012	2011
Prepaid expenses	$30,354	$27,832
Amounts held in escrow in connection with acquisitions	7,521	7,026
Value added tax	10,221	9,488
Other receivables	7,267	14,709
	$55,363	$59,055

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2012 and 2011:

(in thousands)	Estimated useful life (in years)	2012	2011
Land	—	$15,907	$15,686
Buildings and improvements	2-40	283,173	275,529
Machinery and equipment	3-20	206,871	176,662
Computer software	1-10	86,280	65,344
Furniture and office equipment	1-13	80,343	76,809
Construction in progress	—	79,402	51,827
		751,976	661,857
Less: Accumulated depreciation and amortization		(333,044)	(290,065)
Property, plant and equipment, net		$418,932	$371,792

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2012 and 2011, respectively. For the years ended December 31, 2012, 2011 and 2010 depreciation and amortization expense totaled $64.8 million, $57.0 million and $47.9 million, respectively. For the years ended December 31, 2012, 2011 and 2010 amortization expense related to computer software costs totaled the $8.2 million, $7.5 million and $4.6 million, respectively.
Repairs and maintenance expense was $13.7 million, $12.9 million and $11.8 million in 2012, 2011 and 2010, respectively. For the year ended December 31, 2012 and 2011, construction in progress includes amounts related to ongoing software development projects and the construction of new facilities in the United States. For the years ended December 31, 2012, 2011 and 2010, interest capitalized in connection with construction projects was not significant.

Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments
Investments
We have made strategic investments in certain companies that are accounted for using the equity or cost method of accounting. The method of accounting for an investment depends on the level of influence. We monitor changes in circumstances that may require a reassessment of the level of influence. We periodically review the carrying value of these investments for impairment, considering factors such as the most recent stock transactions and book values from the recent financial statements. The fair value of cost and equity-method investments is estimated when there are identified events or changes in circumstances that may have an impact on the fair value of the investment. A summary of these equity method investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2012	2011	2012	2011	2010
PreAnalytiX GmbH	50.00%	$18,182	$15,723	$1,972	$390	$2,969
QBM Cell Science	19.50%	$406	$395	$11	$(10)	$11
QIAGEN Finance	100.00%	$374	$252	$122	$103	$131
QIAGEN Euro Finance	100.00%	$931	$622	$309	$266	$273
Pyrobett	19.00%	$3,515	$3,749	$(234)	$(178)	$(73)
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$—
Scandinavian Gene Synthesis AB	40.00%	$—	$15,714	$(23)	$23	$—
Peak-Service	40.00%	$20	$20	$—	$—	$—

We have a 50% interest in a joint venture company, PreAnalytiX GmbH, for which each of the joint venture partners participates 50/50 in all decision making activities and therefore we are not the primary beneficiary. Thus, the investment is accounted for under the equity method. PreAnalytiX was formed to develop, manufacture and market integrated systems for the collection, stabilization and purification of nucleic acids for molecular diagnostic testing. At present, our maximum exposure to loss as a result of our involvement with PreAnalytiX is limited to our share of losses from the equity method investment itself.
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), companies established for the purpose of issuing convertible debt in 2004 and 2006, respectively. In August 2004, we issued $150.0 million of 1.5% Senior Convertible Notes (2004 Notes) due in 2024 through QIAGEN Finance. In May 2006, we completed the offering of $300.0 million of 3.25% Senior Convertible Notes (2006 Notes) due in 2026 through Euro Finance. The proceeds of the 2004 and 2006 Notes were loaned to subsidiaries within the consolidated QIAGEN N.V. group. QIAGEN N.V. has guaranteed all of these Notes, and has agreements with each of QIAGEN Finance and Euro Finance to issue common shares to the investors in the event of conversion of any of the Notes. QIAGEN Finance and Euro Finance are variable interest entities. We do not hold any variable interests in QIAGEN Finance or Euro Finance, and we are not the primary beneficiary, therefore neither of the entities is consolidated. Accordingly, the 2004 and 2006 convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. QIAGEN N.V. accounts for its investments in QIAGEN Finance and Euro Finance as equity investments and accordingly records 100% of the profit or loss of QIAGEN Finance and Euro Finance in the gain or loss from equity method investees. At present, our maximum exposure to loss as a result of our involvement with QIAGEN Finance and Euro Finance is limited to our share of losses from the equity method investments.
At December 31, 2012 and 2011, we had a total of cost-method investments in non-publicly traded companies with carrying amounts of $15.5 million and $6.8 million, respectively, which are included in other assets. The fair-value of these cost-method investments are not estimated unless there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. For the year ended December 31, 2012, we recorded an impairment of a cost method investment of $3.4 million in general and administrative, restructuring, integration and other expense.
During 2011, we paid $9.7 million for a 40% share together with a $6.7 million advance payment towards the potential future acquisition of the remaining 60% of Scandinavian Gene Synthesis AB. In 2012, we acquired the remaining shares for $8.4 million.
In 2010, we made a $4.0 million investment in Pyrobett, a company located in Singapore which performs research and development activities related to the development of instruments for use in life sciences.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2012 and 2011:

		2012		2011
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.7	$304,380	$(134,688)	$294,854	$(115,310)
Developed technology	10.0	678,888	(270,575)	605,847	(210,022)
Customer base, trademarks, and non-compete agreements	10.3	391,388	(126,743)	336,216	(92,098)
	10.4	$1,374,656	$(532,006)	$1,236,917	$(417,430)
Unamortized Intangible Assets:
In-process research and development		$11,222		$—
Goodwill		1,759,898		1,733,722
		$1,771,120		$1,733,722

Amortization expense on intangible assets totaled approximately $133.1 million, $110.4 million and $94.9 million, respectively, for the years ended December 31, 2012, 2011 and 2010. In connection with the restructuring discussed more fully in Note 6, an abandonment charge of $2.0 million and $40.3 million related to discontinued projects was recorded in general and administrative, restructuring, integration and other in 2012 and 2011, respectively. The amortization of the in-process research and development will begin in 2013 as the projects are completed.
Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2013	$125,722
2014	$124,836
2015	$124,117
2016	$121,195
2017	$117,332

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2010	$1,352,281
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122
Purchase adjustments	615
Effect of foreign currency translation	(22,871)
BALANCE AT DECEMBER 31, 2011	$1,733,722
Goodwill acquired during the year	82,599
Earn-out and milestone payments	(36)
Purchase adjustments	(70,034)
Effect of foreign currency translation	13,647
BALANCE AT DECEMBER 31, 2012	$1,759,898

The changes in the carrying amount of goodwill during the year ended December 31, 2012 resulted from the 2012 acquisitions, purchase price adjustments primarily related to the 2011 acquisitions, foreign currency translation and changes in the fair value of contingent consideration as discussed in Note 14. During 2011, changes in goodwill resulted primarily from 2011 acquisitions and foreign currency translation. Accumulated goodwill impairment totaled $1.6 million as of December 31, 2012 and 2011.
We occasionally enter into transactions which include the purchase, sale, or licensing of patented or non-patented technology as well as supply agreements, particularly in the areas of Pharma and Molecular Diagnostics. The agreements may be structured such that the transaction is required to be accounted for in accordance with ASC No. 845, Nonmonetary Transactions (“ASC No. 845”) and may include multiple deliverables accounted for accordance with ASC No. 605, Revenue Recognition.
During 2010, we entered into a series of transactions with a third party, under which we exchanged certain intangible assets in a nonmonetary exchange. We have accounted for this transaction under ASC No. 845, and recorded the intangible assets received at the fair value of the assets surrendered. As there is no observable market for these assets, we have performed this nonrecurring fair value measurement based on significant unobservable inputs (Level 3 as defined in Note 14). We have performed the fair value analysis using an income approach, including development of inputs such as future revenues to be generated under the assets, and future costs associated with product development, production, and distribution under the patents, in order to determine an exit price from the perspective of a market participant that holds the assets. As a result of nonmonetary transactions, we recorded intangible assets of $30.3 million, net sales of $11.0 million and deferred revenues of $19.3 million. In the same series of transactions, we agreed to supply certain products and the deferred revenue will be recognized ratably in connection with the supply of the products. Through December 31, 2011, we recognized $1.6 million of the deferred revenue. No amounts of deferred revenue were recognized during 2012.

Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2012 and 2011 consist of the following:

(in thousands)	2012	2011
Accrued expenses	$62,567	$82,342
Payroll and related accruals	49,563	44,421
Deferred revenue	27,296	23,793
Accrued royalties	17,600	25,659
Fair value of derivative instruments	12,911	2,492
Accrued earn-outs and milestone payments	9,806	17,470
Accrued interest on long-term debt	7,008	7,383
Preacquisition contingencies assumed in acquisition	5,493	6,203
Current portion of capital lease obligations	4,203	4,006
Total accrued and other liabilities	$196,447	$213,769

Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging
Derivatives and Hedging
Derivatives and Hedging
In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and variable rate debt. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with global financial and operating activities. We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We do not offset the fair value of derivative instruments with cash collateral held or received from the same counterparty under a master netting arrangement.
As of December 31, 2011, all derivatives that qualified for hedge accounting were cash-flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In 2012 and 2011, we did not record any hedge ineffectiveness related to any cash-flow hedges in earnings and did not discontinue any cash-flow hedges. The cash flows derived from derivatives, including those that are not designated as hedges, are classified in the operating section of the consolidated statements of cash flows. As of December 31, 2012 we did not have any derivatives that were accounted for as hedging instruments.
Foreign Currency Derivatives
As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt, and other balance sheet positions including intercompany items. We manage balance sheet exposure on a group-wide basis primarily using foreign exchange forward contracts, foreign exchange options and cross-currency swaps.
In addition, we were party to cross-currency swaps which were entered into in connection with the notes payable to Euro Finance (see Note 15) and which qualified as cash-flow hedges with a notional amount of $120.0 million as of December 31, 2011, which matured in November 2012 and had fair market values of $0.7 million included in prepaid and other assets and $1.7 million included in accrued and other liabilities as of December 31, 2011 in the accompanying consolidated balance sheets.
Undesignated Derivative Instruments
We are party to various foreign exchange forward and swap arrangements which had, at December 31, 2012, an aggregate notional value of approximately $574.5 million and fair values of $0.8 million and $12.9 million, which are included in prepaid and other assets and accrued and other liabilities, respectively, and which expire at various dates through April 2013. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other (expense) income, net.
We were party to various foreign exchange forward and swap arrangements which had, at December 31, 2011, an aggregate notional value of approximately $204.0 million and fair values of $5.5 million and $0.8 million, which are included in prepaid and other assets and accrued and other liabilities, respectively, and which expired at various dates through April 2012. The transactions have been used to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other (expense) income, net.
Interest Rate Derivatives
We used interest rate derivative contracts on certain borrowing transactions to hedge fluctuating interest rates until October 2011. We entered into interest rate swaps in which we agreed to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount.
Fair Values of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2012 and 2011:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2012	12/31/2011	12/31/2012	12/31/2011
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$—	$—
Foreign exchange contracts	—	658	—	(1,723)
Total derivative instruments designated as hedges	$—	$658	$—	$(1,723)
Undesignated derivative instruments
Foreign exchange contracts	$833	$5,489	$(12,911)	$(769)
Total derivative instruments	$833	$6,147	$(12,911)	$(2,492)

Gains and Losses on Derivative Instruments
The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2012 and 2011:

Year-Ended December 31, 2012 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain recognized in income
Cash-flow hedges
Interest rate contracts	$—	Interest expense	$—	$—
Foreign exchange contracts	305	Other expense / income, net	781	—
Total	$305		$781	$—
Undesignated derivative instruments
Foreign exchange contracts	$—	Other expense / income, net	$—	$(13,456)

Year-Ended December 31, 2011 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$2,721	Interest expense	$—	n/a
Foreign exchange contracts	2,696	Other expense / income, net	(3,961)	n/a
Total	$5,417		$(3,961)	n/a
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other expense / income, net	n/a	$14,194

The amounts noted in the table above for accumulated other comprehensive income (AOCI) do not include any adjustment for the impact of deferred income taxes.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Assets and liabilities are measured at fair value according to a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:
Level 1. Observable inputs, such as quoted prices in active markets;
Level 2. Inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and
Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Our assets and liabilities measured at fair value on a recurring basis consist of short-term investments, which are classified in Level 1 and Level 2 of the fair value hierarchy, derivative contracts used to hedge currency and interest rate risk, which are classified in Level 2 of the fair value hierarchy, and contingent consideration accruals, which are classified in Level 3 of the fair value hierarchy, and are shown in the tables below. In determining fair value for Level 2 instruments, we apply a market approach, using quoted active market prices relevant to the particular instrument under valuation, giving consideration to the credit risk of both the respective counterparty to the contract and the Company. To determine our credit risk we estimated our credit rating by benchmarking the price of outstanding debt to publicly-available comparable data from rated companies. Using the estimated rating, our credit risk was quantified by reference to publicly-traded debt with a corresponding rating. We value contingent consideration liabilities using Level 3 unobservable inputs, applying the income approach, such as the discounted cash flow technique, or the probability-weighted scenario method. Contingent consideration arrangements obligate us to pay the sellers of an acquired entity if specified future events occur or conditions are met such as the achievement of technological or revenue milestones. We use various key assumptions, such as the probability of achievement of the milestones and the discount rate, to represent the non-performing risk factors and time value when applying the income approach. We regularly review the fair value of the contingent consideration, and reflect any change in the accrual in the consolidated statements of income in the line items commensurate with the underlying nature of milestone arrangements.
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	As of December 31, 2012				As of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$7,989	$82,462	$—	$90,451	$9,290	$45,287	$—	$54,577
Foreign exchange contracts	—	833	—	833	—	6,147	—	6,147
	$7,989	$83,295	$—	$91,284	$9,290	$51,434	$—	$60,724
Liabilities:
Foreign exchange contracts	$—	$12,911	$—	$12,911	$—	$2,492	$—	$2,492
Contingent Consideration	—	—	18,983	18,983	—	—	38,646	38,646
	$—	$12,911	$18,983	$31,894	$—	$2,492	$38,646	$41,138

For liabilities with Level 3 inputs, the following table summarizes the activity as of December 31, 2012:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
BALANCE AT DECEMBER 31, 2010	$22,510
Additions from acquisitions	24,885
Payments	(9,065)
Loss included in earnings	253
Foreign currency translation	63
BALANCE AT DECEMBER 31, 2011	$38,646
Additions from acquisitions	16,875
Payments	(6,008)
Gain included in earnings	(11,463)
Reversals	(19,129)
Foreign currency translation	62
BALANCE AT DECEMBER 31, 2012	$18,983

For the year ended December 31, 2012, the gain of $11.5 million was recognized in earnings as follows: $6.7 million in cost of sales and $4.8 million in general and administrative, restructuring, integration and other. During 2012, a reduction in the fair value of contingent consideration of $19.1 million was recorded against goodwill shortly after the acquisition and during the measurement period.
The carrying values of financial instruments, including cash and equivalents, accounts receivable, accounts payable and other accrued liabilities, approximate their fair values due to their short-term maturities. The estimated fair value of long-term debt as disclosed in Note 15 was based on current interest rates for similar types of borrowings. The estimated fair values may not represent actual values of the financial instruments that could be realized as of the balance sheet date or that will be realized in the future. There were no fair value adjustments in the years ended December 31, 2012 and 2011 for nonfinancial assets or liabilities required to be measured at fair value on a nonrecurring basis other than the impairment of a cost-method investment as discussed in Note 10.

Lines of Credit and Debt	12 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Lines of Credit and Debt
Lines of Credit and Debt

The credit facilities available at December 31, 2012 total €438.0 million (approximately $577.9 million). This includes a €400.0 million syndicated multi-currency revolving credit facility expiring December 2016 of which no amounts were utilized at December 31, 2012, and four other lines of credit amounting to €38.0 million with no expiration date, none of which were utilized as of December 31, 2012. The €400.0 million facility can be utilized in euro, U.K pound or U.S. dollar and bears interest of 0.8% to 2.35% above three months EURIBOR, or LIBOR in relation to any loan not in euro, and is offered with interest periods of one, two, three, six or twelve months. The commitment fee is calculated based on 35% of the applicable margin. In 2012, $1.1 million of commitment fees were paid. The revolving facility agreement contains certain financial and non-financial covenants, including but not limited to, restrictions on the encumbrance of assets and the maintenance of certain financial ratios. We were in compliance with these covenants at December 31, 2012. The credit facilities are for general corporate purposes.

In October 2012, we completed a private placement through the issuance of new senior unsecured notes at a total amount of $400 million with a weighted average interest rate of 3.66% (settled on October 16, 2012). The notes were issued in three series: (1) $73 million 7-year term due in 2019 (3.19%); (2) $300 million 10-year term due in 2022 (3.75%); and (3) $27 million 12-year term due in 2024 (3.90%). We paid $2.1 million in debt issue costs which will be amortized through interest expense over the lifetime of the notes. The note purchase agreement contains certain financial and non-financial covenants, including but not limited to, restrictions on priority indebtedness and the maintenance of certain financial ratios. We were in compliance with these covenants at December 31, 2012. The carrying values of these Senior Notes totaling $400.0 million approximates fair value as of December 31, 2012 as neither the Treasury rates or credit spreads have changed significantly since the issuance date in October 2012.

Approximately €170 million (approximately $220 million) of proceeds from the notes were used to repay amounts outstanding under our short-term revolving credit facility. The remainder of the proceeds provides additional resources to support QIAGEN's longer-term business expansion.
At December 31, 2012, total long-term debt was approximately $847.0 million, $0.9 million of which is current. We believe that funds from operations, existing cash and cash equivalents, short-term investments and availability of financing facilities as needed, will be sufficient to fund our debt repayments coming due in 2013.
Total long-term debt consists of the following:

(in thousands)	December 31, 2012	December 31, 2011
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.7% due in May 2026	$300,000	$300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024	145,000	145,000
3.19% Series A Senior Notes due October 16, 2019	73,000	—
3.75% Series B Senior Notes due October 16, 2022	300,000	—
3.90% Series C Senior Notes due October 16, 2024	27,000	—
Other notes payable bearing interest up to 6.28% and due through November 2015	1,992	2,622
Total long-term debt	846,992	447,622
Less current portion	948	1,617
Long-term portion	$846,044	$446,005

Future principal maturities of long-term debt as of December 31, 2012 are as follows:

Year ending December 31,	(in thousands)
2013	$948
2014	396
2015	648
2016	—
2017	—
thereafter	845,000
$846,992

Interest expense on long-term debt was $17.4 million, $22.1 million and $24.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.
In May 2006, we completed the offering of $300 million of 3.25% Senior Convertible Notes due in 2026 (2006 Notes) through an unconsolidated subsidiary, QIAGEN Euro Finance. The net proceeds of the 2006 Notes are loaned by Euro Finance to consolidated subsidiaries and at December 31, 2012 and 2011, $300 million is included in long-term debt for the loan amounts payable to Euro Finance. These long-term notes payable to Euro Finance have an effective interest rate of 3.7% and were originally due in December 2014. In 2012, we refinanced the $300 million note with QIAGEN Euro Finance and under the new terms the debt is due in May 2026. Interest is payable semi-annually in May and November. The 2006 Notes were issued at 100% of principal value, and are convertible into 15.0 million common shares at the option of the holders upon the occurrence of certain events, at a price of $20.00 per share, subject to adjustment. QIAGEN N.V. has an agreement with Euro Finance to issue shares to the investors in the event of conversion. This subscription right, along with the related receivable, is recorded at fair value in the equity of QIAGEN N.V. as paid-in capital. The 2006 Notes cannot be called for the first 7 years and are callable thereafter subject to a provisional call trigger of 130% of the conversion price. In addition, the holders of the 2006 Notes may require QIAGEN to repurchase all or a portion of the outstanding Notes for 100% of the principal amount, plus accrued interest, on May 16, 2013, 2017 and 2022. Based on an estimation using available over-the-counter market information on the convertible bond issued by QIAGEN Euro Finance, the fair value of the 2006 Notes at December 31, 2012 was $358.4 million. We have reserved 15.0 million common shares for issuance in the event of conversion.
In August 2004, we completed the sale of $150 million of 1.5% Senior Convertible Notes due in 2024 (2004 Notes), through our unconsolidated subsidiary QIAGEN Finance. The net proceeds of the Senior Convertible Notes are loaned by QIAGEN Finance to consolidated subsidiaries with an effective interest rate of 1.8% and at December 31, 2012 and 2011, $145 million is included in long-term debt for the loan amounts payable to QIAGEN Finance. The notes are due in February 2024. Interest is payable semi-annually in February and August. The 2004 Notes were issued at 100% of principal value, and are convertible into 11.5 million common shares at the option of the holders upon the occurrence of certain events at a price of $12.6449 per share, subject to adjustment. QIAGEN N.V. has an agreement with QIAGEN Finance to issue shares to the investors in the event of conversion. This subscription right, along with the related receivable, is recorded at fair value in the equity of QIAGEN N.V. as paid-in capital. The 2004 Notes may be redeemed, in whole or in part, at QIAGEN’s option on or after August 18, 2011, at 100% of the principal amount, provided that the actual trading price of our common shares exceeds 120% of the conversion price for twenty consecutive trading days. In addition, the holders of the 2004 Notes may require QIAGEN to repurchase all or a portion of the outstanding 2004 Notes for 100% of the principal amount, plus accrued interest, on August 18, 2014 and 2019. Based on an estimation using available over-the-counter market information on the convertible bond issued by QIAGEN Finance, the fair value of the 2004 Notes at December 31, 2012 was $209.7 million. We have reserved 11.5 million common shares for issuance in the event of conversion.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income before provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consisted of:

(in thousands)	2012	2011	2010
Pretax income in The Netherlands	$27,222	$30,232	$55,431
Pretax income from foreign operations	117,931	65,980	117,690
	$145,153	$96,212	$173,121

The provisions for income taxes for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands)	2012	2011	2010
Current—The Netherlands	$3,271	$6,752	$12,265
—Foreign	35,112	26,372	36,487
	38,383	33,124	48,752
Deferred—The Netherlands	—	—	—
—Foreign	(22,767)	(31,861)	(19,942)
	(22,767)	(31,861)	(19,942)
Total provision for income taxes	$15,616	$1,263	$28,810

The Netherlands statutory income tax rate for the years ended December 31, 2012, 2011 and 2010 was 25%, 25% and 25.5%. The principal items comprising the differences between income taxes computed at the Netherlands statutory rate and the effective tax rate for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$36,288	25.0%	$24,053	25.0%	$44,146	25.5%
Earnings of subsidiaries taxed at different rates	5,180	3.6	3,204	3.3	7,710	4.5
Tax impact from permanent items	4,854	3.4	5,989	6.2	3,295	1.9
Tax impact from tax exempt income	(36,969)	(25.5)	(23,382)	(24.3)	(10,283)	(6.0)
Tax contingencies, net	2,729	1.9	(1,675)	(1.7)	(1,269)	(0.7)
Taxes due to changes in tax rates	(1,086)	(0.8)	(3,521)	(3.7)	(1,400)	(0.8)
Taxes due to changes in tax laws	2,697	1.9	—	—	—	—
Restructuring	—	—	—	—	(12,903)	(7.5)
Prior year taxes	2,805	1.9	(2,632)	(2.7)	476	0.3
Other items, net	(882)	(0.6)	(773)	(0.8)	(962)	(0.6)
Total provision for income taxes	$15,616	10.8%	$1,263	1.3%	$28,810	16.6%

We conduct business globally and, as a result, file numerous consolidated and separate income tax returns in the Netherlands, Germany, Switzerland and the U.S. federal jurisdiction, as well as in various other state and foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout the world. Tax years in the Netherlands are open since 2000 for income tax examinations by tax authorities. Our subsidiaries, with few exceptions, are no longer subject to income tax examinations by tax authorities for years before 2008. The U.S. consolidated group is subject to federal and most state income tax examinations by tax authorities beginning the year ending December 31, 2008 through the current period.
During 2011, the tax authorities audited the income tax returns of our German subsidiaries for the tax years 2006 through 2009. The outcome of the audit resulted in a current tax liability of $5.3 million primarily related to the timing of certain deductions. As such, a deferred tax asset and deferred tax benefit was recorded that substantially offset the current year liability and expense. As a result of the audit being settled in 2011, the Company released $2.3 million of tax reserves through income tax expense.
We do not currently anticipate that our existing reserves related to uncertain tax positions as of December 31, 2012 will significantly increase or decrease during the twelve-month period ending December 31, 2013; however, various events could cause our current expectations to change in the future. The majority of these uncertain tax positions, if ever recognized in the financial statements, would be recorded in the statement of operations as part of the income tax provision.

Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2010	$8,673
Additions based on tax positions related to the current year	757
Additions for tax positions of prior years	31
Settlements with taxing authorities	(2,257)
Reductions due to lapse of statute of limitations	(207)
Decrease from currency translation	(62)
Balance at December 31, 2011	$6,935
Additions based on tax positions related to the current year	819
Additions for tax positions of prior years	3,608
Reductions due to lapse of statute of limitations	(691)
Increase from currency translation	104
Balance at December 31, 2012	$10,775

At December 31, 2012 and 2011, our net unrecognized tax benefits totaled approximately $8.8 million and $6.3 million, respectively, of which $8.8 million and $6.3 million in benefits, if recognized, would favorably, affect our effective tax rate in any future period. It is possible that approximately $2.4 million of the unrecognized tax benefits may be released during the next 12 months due to lapse of statute of limitations or settlements with tax authorities.
Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within tax provision expense. At December 31, 2012 and 2011, we have net interest expense and penalties of $2.8 million and $0.1 million, respectively. At December 31, 2012 and 2011, we have accrued interest of $3.0 million and $0.5 million, respectively, that are not included in the table above.
We have recorded net deferred tax liabilities of $165.0 million and $181.5 million at December 31, 2012 and 2011, respectively. The 2011 deferred taxes have been adjusted to correctly reflect as current or non-current and to net deferred tax positions within the same tax jurisdictions. These balance sheet reclassifications have no impact on retained earnings. The components of the net deferred tax liability at December 31, 2012 and December 31, 2011 are as follows:

	2012		2011
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$17,664	$—	$10,389	$—
Accrued and other liabilities	21,412	(552)	25,981	(65)
Inventories	2,991	(1,410)	3,106	(1,578)
Allowance for bad debts	687	(600)	726	(471)
Currency revaluation	266	(746)	—	(546)
Depreciation and amortization	606	(10,027)	124	(19,854)
Capital lease	2,149	—	2,392	—
Tax credits	611	—	6,848	—
Unremitted profits and earnings	—	(1,215)	—	(1,175)
Intangibles	5,270	(220,880)	2,523	(218,027)
Equity awards	10,082	—	7,289	—
Other	10,460	(1,314)	6,553	(1,432)
Valuation allowance	(442)	—	(4,260)	—
	$71,756	$(236,744)	$61,671	$(243,148)
Net deferred tax liabilities		$(164,988)		$(181,477)

At December 31, 2012 and 2011, we had $58.7 million and $39.4 million in total foreign net operating losses. At December 31, 2012 and 2011, we had $13.5 million and $5.1 million of U.S. federal net operating loss (NOL) carryforwards. At December 31, 2012, the entire NOLs in the U.S. are subject to limitations under Section 382 of the Internal Revenue Code but all losses subject to IRC 382 limitation are expected to be utilized before they expire. The net operating losses in the U.S. will expire beginning December 31, 2021 through December 31, 2031. As of December 31, 2012 and 2011, we had other foreign NOL carryforwards totaling approximately $45.2 million and $34.3 million, respectively. These NOLs were primarily generated from acquisitions and operating losses from our subsidiaries. A portion of the foreign net operating losses will be expiring beginning December 31, 2013. The valuation allowance amounts for the years ended December 31, 2012 and 2011 are $0.4 million and $4.3 million, respectively. We had a release of the valuation allowance of $3.9 million in 2012 as an adjustment to goodwill related to a deferred tax asset from a 2009 acquisition. In 2011, we had a decrease of valuation allowance of $1.1 million from the deferred tax assets that were used to offset current tax liability.
As of December 31, 2012, a provision has not been made for residual Netherlands income taxes on the undistributed earnings of the majority of our foreign subsidiaries as these earnings are considered to be either permanently reinvested or can be repatriated tax free. These earnings retained by subsidiaries and equity accounted investments amounted to $185.0 million at December 31, 2012. We have $18.0 million of undistributed earnings that we do not consider permanently reinvested and have recorded deferred income taxes or withholding taxes at December 31, 2012 and December 31, 2011, of approximately $1.2 million. There are no income tax consequences regarding payment of dividends to our shareholders. To date, we have never paid dividends.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

The following table is a summary of the components of accumulated other comprehensive income at December 31:

(in thousands)	2012	2011
Net unrealized loss on hedging contracts, net of tax of $0.1 million in 2011	$—	$(762)
Net unrealized (loss) gain on pension, net of tax	(483)	115
Foreign currency effects from intercompany long-term investment transactions, net of tax of $4.4 million and $4.9 million in 2012 and 2011, respectively	5,954	7,369
Foreign currency translation adjustments	38,520	9,182
Accumulated other comprehensive income	$43,991	$15,904

Share Repurchase Program (Notes)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Share Repurchase Program
Share Repurchase Program

In 2012, the Supervisory Board approved a program authorizing management to purchase up to a total of $100 million of our common shares (excluding transaction costs). Through December 31, 2012, a total of 1.9 million QIAGEN shares were repurchased for approximately $35.7 million, in total. We intend to complete the share repurchase program in 2013. The cost of repurchased shares is included in treasury stock and reported as a reduction in total equity when a repurchase occurs. Repurchased shares will be held in treasury in order to satisfy various obligations, which include exchangeable debt instruments and employee share-based remuneration plans.

Earnings per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Net Income per Common Share
Earnings per Common Share
We present basic and diluted earnings per share. Basic earnings per share is calculated by dividing the net income attributable to the owners of QIAGEN N.V. by the weighted average number of common shares outstanding. Diluted earnings per share reflect the potential dilution that would occur if all “in the money” securities to issue common shares were exercised. The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands, except per share data)	2012	2011	2010
Net income attributable to the owners of QIAGEN N.V.	$129,506	$96,038	$144,311

Weighted average number of common shares used to compute basic net income per common share	235,582	233,850	232,635
Dilutive effect of stock options and restrictive stock units	2,341	2,876	2,843
Dilutive effect of outstanding warrant shares	2,823	2,338	5,005
Weighted average number of common shares used to compute diluted net income per common share	240,746	239,064	240,483
Outstanding options and awards having no dilutive effect, not included in above calculation	2,906	3,995	2,152
Outstanding warrants having no dilutive effect, not included in above calculation	23,644	23,591	21,462

Basic earnings per common share attributable to the owners of QIAGEN N.V.	$0.55	$0.41	$0.62
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$0.54	$0.40	$0.60

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Lease Commitments
We lease facilities and equipment under operating lease arrangements expiring in various years through 2022. Certain rental commitments provide for escalating rental payments or have renewal options extending through various years. Certain facility and equipment leases constitute capital leases expiring in various years through 2018. The accompanying consolidated financial statements include the assets and liabilities arising from these capital lease obligations. Rent expense under operating lease agreements was $21.5 million, $20.3 million and $17.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Minimum future obligations under capital and operating leases at December 31, 2012 are as follows:

(in thousands)	Capital Leases	Operating Leases
2013	$5,396	$16,309
2014	5,304	11,389
2015	5,290	9,834
2016	3,998	5,879
2017	1,429	3,234
Thereafter	1,429	7,809
	22,846	$54,454
Less: Amount representing interest	(2,958)
	19,888
Less: Current portion	(4,203)
Long-term portion	$15,685

Licensing and Purchase Commitments
We have licensing agreements with companies, universities and individuals, some of which require certain up-front payments. Royalty payments are required on net product sales ranging from one to 25 percent of covered products or based on quantities sold. Several of these agreements have minimum royalty requirements. The accompanying consolidated financial statements include accrued royalties relating to these agreements in the amount of $17.6 million and $25.7 million at December 31, 2012 and 2011, respectively. Royalty expense relating to these agreements amounted to $52.5 million, $43.3 million, and $45.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Royalty expense is primarily recorded in cost of sales, with a small portion recorded as research and development expense depending on the use of the technology under license. Some of these agreements also have minimum raw material purchase requirements and requirements to perform specific types of research.
At December 31, 2012, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2013	$54,754	$9,224
2014	4,124	3,762
2015	1,339	1,773
2016	152	1,798
2017	—	1,799
Thereafter	—	2,905
	$60,369	$21,261

Contingent Consideration Commitments
Pursuant to the purchase agreements for certain acquisitions, as discussed more fully in Note 5, we could be required to make additional contingent cash payments totaling up to $134.2 million based on the achievement of certain revenue and operating results milestones as follows: $18.9 million in 2013, $23.4 million in 2014, $16.3 million in 2015, $17.5 million in 2016, $7.0 million in 2017, and $51.1 million, payable in any 12-month period from now until 2017 based on the accomplishment of certain revenue targets, the launch of certain products or the grant of certain patent rights. Of the $134.2 million total contingent obligation, we have assessed the fair value at December 31, 2012, to be $19.0 million, where $9.8 million and $9.2 million are included in accrued and other liabilities and other long-term liabilities, respectively.
Employment Agreements
Certain of our employment contracts contain provisions which guarantee the payments of certain amounts in the event of a change in control, as defined in the agreements, or if the executive is terminated for reasons other than cause, as defined in the agreements. At December 31, 2012, the commitment under these agreements totaled $15.3 million.
Contingencies
In the ordinary course of business, we provide a warranty to customers that our products are free of defects and will conform to published specifications. Generally, the applicable product warranty period is one year from the date of delivery of the product to the customer or of site acceptance, if required. Additionally, we typically provide limited warranties with respect to our services. From time to time, we also make other warranties to customers, including warranties that our products are manufactured in accordance with applicable laws and not in violation of third-party rights. We provide for estimated warranty costs at the time of the product sale. We believe our warranty reserves as of December 31, 2012 and 2011 appropriately reflect the estimated cost of such warranty obligations.
Preacquistion Contingencies
In connection with certain acquisitions, amounts were paid into escrow accounts to cover preacquistion contingencies assumed in the acquisition. The escrow amounts expected to be claimed by QIAGEN are recorded as an asset in prepaid and other expenses and amount to $7.5 million and $7.0 million as of December 31, 2012 and 2011, respectively. In addition, we have recorded $5.5 million and $6.2 million for preacquistion contingencies as a liability under accrued and other liabilities as of December 31, 2012 and 2011, respectively.
Litigation
From time to time, we may be party to legal proceedings incidental to our business. As of December 31, 2012, certain claims, suits or legal proceedings arising out of the normal course of business have been filed or were pending against QIAGEN or its subsidiaries. These matters have arisen in the ordinary course and conduct of business, as well as through acquisition. Although it is not possible to predict the outcome of such litigation, we assess the degree of probability and evaluate the reasonably possible losses that we could incur as a result of these matters. We accrue for any estimated loss when it is probable that a liability has been incurred and that the amount of the probable loss can be estimated. Based on the facts known to QIAGEN and after consultation with legal counsel, management believes that such litigation will not have a material adverse effect on QIAGEN’s financial position or results of operations.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-Based Compensation
Share-Based Compensation
We adopted the QIAGEN N.V. Amended and Restated 2005 Stock Plan (the Plan) in 2005. The Plan allows for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to 10 years, subject to earlier termination in certain situations. Generally, options vest over a three-year period. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the Plan. To date, all option grants have been at the market value on the grant date or at a premium above the closing market price on the grant date. We issue new Common Shares to satisfy option exercises and had approximately 19.8 million Common Shares reserved and available for issuance under this plan at December 31, 2012.
In connection with the 2007 acquisition of Digene Corporation, we assumed three additional equity incentive plans. No new grants will be made under these plans. We had approximately 0.1 million common shares reserved and available for issuance under these plans at December 31, 2012.
Stock Options
During the years ended December 31, 2012 and 2011, we granted 592,829 and 601,897 stock options, respectively. The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Stock price volatility	34%	34%	31%
Risk-free interest rate	0.82%	1.88%	2.12%
Expected life (in years)	4.89	4.97	4.84
Dividend rate	0%	0%	0%
Forfeiture rate	5.9%	6.1%	7.0%

A summary of the status of employee stock options as of December 31, 2012 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	6,527	$13.61
Granted	593	$16.00
Exercised	(1,444)	$11.53
Forfeited	(82)	$18.90
Expired	(261)	$17.64
Outstanding at December 31, 2012	5,333	$14.16	4.09	$25,006
Exercisable at December 31, 2012	4,252	$13.18	2.91	$23,664
Vested and expected to vest at December 31, 2012	5,257	$14.12	4.01	$24,886

Generally, stock option grants are valued as a single award with a single average expected term and are amortized over the vesting period. The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2011 and 2010 was $4.80, $6.49 and $6.42, respectively. The total intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $7.2 million and $3.7 million, respectively. At December 31, 2012, the unrecognized share-based compensation expense related to employee stock option awards including estimated forfeitures is approximately $3.5 million and will be recognized over a weighted average period of approximately 1.66 years.
At December 31, 2012, 2011 and 2010, options were exercisable with respect to 4.3 million, 5.5 million and 6.4 million Common Shares at a weighted average price of $13.18, $12.37 and $12.93 per share, respectively. The options outstanding at December 31, 2012 expire in various years through 2022.
Stock Units
Stock units represent rights to receive Common Shares at a future date and include restricted stock units which are subject to time-vesting only and performance stock units which include performance conditions in addition to time-vesting. There is no exercise price and the fair market value at the time of the grant is recognized over the requisite vesting period, generally 10 years. The fair market value is determined based on the number of restricted stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 7.1%. At December 31, 2012, there was $67.6 million remaining in unrecognized compensation cost including estimated forfeitures related to these awards, which is expected to be recognized over a weighted average period of 2.9 years. The weighted average grant date fair value of stock units granted during the year ended December 31, 2012 was $15.80. The total fair value of stock units that vested during the years ended December 31, 2012 and 2011 was $13.3 million and $8.8 million, respectively.
A summary of stock units as of December 31, 2012 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	5,651
Granted	2,574
Vested	(831)
Forfeited	(473)
Outstanding at December 31, 2012	6,921	2.85	$125,602
Vested and expected to vest at December 31, 2012	5,732	2.74	$104,029

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2012, 2011 and 2010 totaled approximately $25.4 million, $19.5 million and $13.6 million, respectively, as shown in the table below. No share-based compensation cost was capitalized in inventory in 2012, 2011 or 2010 as the amounts were not material. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $1.5 million, $4.2 million and $2.0 million, respectively, for the years ended December 31, 2012, 2011 and 2010.

Compensation Expense (in thousands)	2012	2011	2010
Cost of sales	$2,328	$1,672	$932
Research and development	4,167	3,055	2,087
Sales and marketing	6,123	4,285	2,885
General and administrative	12,737	10,528	7,688
Share-based compensation expense	$25,355	$19,540	$13,592

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefits
We maintain various benefit plans, including defined contribution and defined benefit plans. Our U.S. defined contribution plan is qualified under Section 401(k) of the Internal Revenue Code, and covers substantially all U.S. employees. Participants may contribute a portion of their compensation not exceeding a limit set annually by the Internal Revenue Service. This plan includes a provision for us to match a portion of employee contributions. Total expense under the 401(k) plans, including the plans acquired via business acquisitions, was $3.1 million, $2.3 million and $2.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. We also have a defined contribution plan which covers certain executives. We make matching contributions up to an established maximum. Matching contributions made to the plan, and expensed, totaled approximately $0.3 million in each year ended December 31, 2012, 2011 and 2010.
We have four defined benefit, non-contributory retirement or termination plans that cover certain employees in Germany, France, Japan and Italy. These defined benefit plans provide benefits to covered individuals satisfying certain age and service requirements. For certain plans, we calculate the vested benefits to which employees are entitled if they separate immediately. The benefits accrued on a pro-rata basis during the employees’ employment period are based on the individuals’ salaries, adjusted for inflation. The liability under the defined benefit plans was $4.0 million at December 31, 2012 and $2.9 million at December 31, 2011, and is included as a component of other long-term liabilities on the consolidated balance sheets.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We have a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) and QIAGEN Euro Finance (Luxembourg) S.A. (Euro Finance), which were established for the purpose of issuing convertible debt. As discussed in Note 10, QIAGEN Finance and Euro Finance are variable interest entities for which we do not hold any variable interests and are not the primary beneficiary, thus they are not consolidated. Accordingly, the convertible debt is not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. does report the full obligation of the debt through its liabilities to QIAGEN Finance and Euro Finance. As of December 31, 2012 and 2011, we had loans payable to QIAGEN Finance of $145.0 million and accrued interest due to QIAGEN Finance of $4.4 million. We also had amounts receivable from QIAGEN Finance of $3.4 million. As of December 31, 2012 and 2011, we have a loan payable to Euro Finance of $300.0 million, accrued interest due to Euro Finance of $2.6 million and $3.0 million, respectively and amounts receivable from Euro Finance of $1.3 million and $1.6 million, respectively. The amounts receivable are related to subscription rights which are recorded net in the equity of QIAGEN N.V. as paid-in capital.
In 2011, we had a consulting agreement with Dr. Metin Colpan, our former Chief Executive Officer and current Supervisory Board member, pursuant to which Dr. Colpan is paid a fee of EUR 2,750 per day for consulting services, subject to adjustment. We incurred consulting expenses of approximately $0.1 million as of December 31, 2011 for scientific consulting services under this agreement. In January 2012, the agreement under which Dr. Colpan provided scientific consulting services terminated.
During 2012 we entered into a development and license agreement with a company in which we also hold an interest. Under the terms of this agreement we will pay a total of $7.7 million in 2013 and another $2.0 million in total based on the achievement of certain milestones.
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2012	2011
Net sales	$7,068	$6,287
Accounts receivable	$2,651	$3,606
Accounts payable	$3,699	$4,642
Loans receivable	$1,674	$1,539

Subsequent Event (Notes)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Event

Since December 31, 2012 and through February 22, 2013, we have repurchased 1.9 million shares of common shares under the share repurchase program discussed more fully in Note 18, for approximately $38.5 million, in total.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
QIAGEN N.V. AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(in thousands)	Balance at Beginning of Year	Provision Charged to Expense	Write-Offs	Foreign Exchange and Other	Balance at End of Year
Year Ended December 31, 2010:
Allowance for doubtful accounts	$3,402	$1,444	$(771)	$(848)	$3,227
Year Ended December 31, 2011:
Allowance for doubtful accounts	$3,227	$2,131	$(593)	$(450)	$4,315
Year Ended December 31, 2012:
Allowance for doubtful accounts	$4,315	$1,048	$(240)	$98	$5,221

Effects of New Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements, Policy
Adoption of New Accounting Standards
In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, to amend FASB ASC 820, Fair Value Measurement, to improve comparability of fair value measurements in both U.S. GAAP and IFRS financial statements. Under these amendments, the FASB does not intend to cause any change in the application of the requirements under Topic 820. Some amendments provide clarification on the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value, or change disclosure requirements about fair value measurements. This guidance became effective for us on January 1, 2012, and the adoption had no effect on our financial position, results of operations or cash flows.
In September 2011, the FASB issued ASU No. 2011- 08, Intangibles-Goodwill and Other (Topic 350) (ASU 2011-08), permitting entities the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU No. 2011- 08 was effective for the Company January 1, 2012 and the adoption had no effect on our financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220)-Presentation of Comprehensive Income, to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. This amendment requires that all nonowner changes in equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment therefore eliminates the option to present components of other comprehensive income as part of the statement of changes in equity. This amendment does not change the items reported under other comprehensive income, it does not change when an item of other comprehensive income must be reclassified to net income and entities can choose to show line items net of tax effects or show one amount of aggregate income tax expense or benefit. This amendment must be applied retrospectively and for public entities, these amendments become effective for interim and fiscal periods beginning after December 15, 2011. We comply with the provisions of this amendment by using the two statement approach.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries that are not considered variable interest entities. All significant intercompany accounts and transactions have been eliminated. Investments in companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for under the cost method. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Risk
Concentrations of Risk
We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions, and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.
The financial instruments used in managing our foreign currency and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations and therefore do not expect to record any losses as a result of counterparty default. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis. In connection with such agreements, we do not require and are not required to pledge collateral for derivative transactions.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation
Foreign Currency Translation
Our reporting currency is the U.S. dollar and our subsidiaries’ functional currencies are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other income, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income as a component of other income, net. The net gain (loss) on foreign currency transactions in 2012, 2011 and 2010 was $(7.2) million, $12.4 million, and $2.6 million, respectively, and is included in other (expense) income, net.

Segment Information
Segment Information
We determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit.

Revenue Recognition
Revenue Recognition
Our revenues are reported net of sales and value added taxes, discounts and sales allowances, and are derived primarily from the sale of consumable and instrumentation products, and to a much lesser extent, from the sale of services, intellectual property and technology. We recognize revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.
Consumable and Related Products: Revenue from consumable product sales typically accounts for approximately 83-87% of our net sales and is generally recognized upon transfer of title consistent with the shipping terms. We maintain a small amount, on average less than $3.0 million in total, of consignment inventory at certain customer locations. Revenues for the consumable products which are consigned in this manner are recognized upon consumption. We generally allow returns of consumable products if the product is returned in a timely manner and in good condition. Allowances for returns are provided for based upon the historical pattern of returns and Management’s evaluation of specific factors that impact the risk of returns.
Revenues from related products include license fees, intellectual property and patent sales, royalties and milestone payments and typically account for approximately 1-3% of our net sales. License fees from research collaborations include payments for technology transfer and access rights. Non-refundable, up-front payments received in connection with collaborative research and development agreements are generally deferred and recognized on a straight-line basis over the contract period during which there is any continuing obligation. Revenue from intellectual property and patent sales is recognized when earned, either at the time of sale, or over the performance period. Payments for milestones, generally based on the achievement of substantive and at-risk performance criteria, are recognized in full at such time as the specified milestone has been achieved according to the terms of the agreement. Royalties from licensees are based on reported sales of licensed products and revenues are calculated based on contract terms when reported sales are reliably measurable, fees are fixed or determinable and collectability is reasonably assured.
Instrumentation: Revenue from instrumentation includes the instrumentation equipment, installation, training and other instrumentation services, such as extended warranty services or product maintenance contracts and typically account for approximately 10-15% of net sales. Revenue from instrumentation equipment is generally recognized when title passes to the customer, upon either shipment or written customer acceptance after satisfying any installation and training requirements.

We offer our customers access to our instrumentation via reagent rental agreements which place instrumentation with customers without requiring them to purchase the equipment. Instead, we recover the cost of providing the instrumentation in the amount charged for Sample and Assay Technology consumable products. The instruments placed with customers under a reagent rental agreement are depreciated and charged to cost of sales on a straight-line basis over the estimated life of the instrument, typically 3 to 5 years. The costs to maintain these instruments in the field are charged to cost of sales as incurred. Revenue from these reagent rental agreements is generally recognized as the consumable products are shipped.
We have contracts with multiple elements which are accounted for under ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. Multiple-element arrangements are assessed to determine whether there is more than one unit of accounting. In order for a deliverable to qualify as a separate unit of accounting, all of the following criteria must be met:

•	The delivered items have value to the client on a stand-alone basis;

•	The arrangement includes a general right of return relative to the delivered items, and

•	Delivery or performance of the undelivered items is considered probable and substantially in the control of the Company.
Arrangement consideration is allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price. Effective as of January 1, 2011, when applying the relative selling price method, the selling price for each deliverable is determined using (a) vendor-specific objective evidence of selling price, if it exists; or otherwise (b) third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of selling price exists for a deliverable, then the best estimated selling price for the deliverable is used. Prior to January 1, 2011, only the vendor-specific objective evidence of selling price was used. The arrangement consideration is allocated to the separate units of accounting based on each unit’s relative fair value. Revenue is then recognized using a proportional-performance method, such as recognizing revenue based on relative fair value of products or services delivered, or on a straight-line basis as appropriate. If these criteria are not met, deliverables included in an arrangement are accounted for as a single unit of accounting and revenue and costs are deferred until the period in which the final deliverable is provided.

Warranty
Warranty
We provide warranties on our products against defects in materials and workmanship generally for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other liabilities in the accompanying consolidated balance sheets.

Research and Development
Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs and amounts paid to contract research organizations, and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.

Government Grants
Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the value of the grant is deducted from the carrying amount of the asset and recognized over the same period that the related asset is depreciated.

Shipping and Handling Income and Costs
Shipping and Handling Income and Costs
Shipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses. For the years ended December 31, 2012, 2011 and 2010, shipping and handling costs totaled $23.4 million, $24.0 million and $19.9 million, respectively.

Advertising Costs
Advertising Costs
The costs of advertising are expensed as incurred and are included as a component of sales and marketing expense. Advertising costs for the years ended December 31, 2012, 2011 and 2010 were $6.6 million, $6.3 million and $7.6 million, respectively.

General and Administrative, Integration and Other
General and Administrative, Integration and Other
General and administrative expenses primarily represent the costs required to support administrative infrastructure. In addition, we incur indirect acquisition and business integration costs in connection with business combinations. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include payroll and related costs for employees remaining with the Company on a transitional basis; public relations, advertising and media costs for re-branding of the combined organization; and, consulting and related fees incurred to integrate or restructure the acquired operations. Other costs include relocation and restructuring costs. These costs are expensed as incurred.

Income Taxes
Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred income tax assets and liabilities established for the expected further tax consequences resulting from differences in the financial reporting and tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority using the cumulative probability method, assuming the tax authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties within the income tax provision.

Derivative Instruments
Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currency or interest rate impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.

Share-Based Payments
Share-Based Payments
Compensation cost for all share-based payments is recorded based on the grant date fair value.
Stock Options: We utilize the Black-Scholes-Merton valuation model for estimating the fair value of our stock options granted. Option valuation models, including Black-Scholes-Merton, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, expected life of the award and forfeiture rate.
Risk-Free Interest Rate—This is the average U.S. Treasury rate (having a term that most closely resembles the expected life of the option) at the date the option was granted.
Dividend Yield—We have never declared or paid dividends on our common stock and do not anticipate declaring or paying any dividends in the foreseeable future.
Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. We use a combination of the historical volatility of our stock price and the implied volatility of market-traded options of our stock to estimate the expected volatility assumption input to the Black-Scholes-Merton model. Our decision to use a combination of historical and implied volatility is based upon the availability of actively traded options of our stock and our assessment that such a combination is more representative of future expected stock price trends.
Expected Life of the Option—This is the period of time that the options granted are expected to remain outstanding. We estimated the expected life by considering the historical exercise behavior. We use an even exercise methodology, which assumes that all vested, outstanding options are exercised uniformly over the balance of their contractual life.
Forfeiture Rate—This is the estimated percentage of options granted that are expected to be forfeited or cancelled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.
Restricted Stock Units and Performance Stock Units: Restricted stock units and performance stock units represent rights to receive Common Shares at a future date. The fair market value is determined based on the number of stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than 90 days at the date of purchase.

Short Term Investments
Short-Term Investments
Short-term investments are classified as “available for sale” and stated at fair value in the accompanying balance sheet. Interest income is accrued when earned and changes in fair market values are reflected as unrealized gains and losses, calculated on the specific identification method, as a component of accumulated other comprehensive income. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis, on the sale of short-term investments are included in income.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and capital leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The carrying values of the Senior Notes totaling $400.0 million issued in October 2012 and further described in Note 15, approximates fair value as of December 31, 2012 as neither the Treasury rates or credit spreads have changed significantly since the issuance date. The fair values of the notes payable to QIAGEN Finance and Euro Finance, further discussed in Note 15, were estimated by using available over-the-counter market information on the convertible bonds which were issued by QIAGEN Finance and Euro Finance, the values of which correlate to the fair value of the loan arrangements we have with QIAGEN Finance and Euro Finance which include the notes payable, the guarantee and the warrant agreement (further discussed in Note 10).

Accounts Receivable
Accounts Receivable
Our accounts receivable are unsecured and we are at risk to the extent such amounts become uncollectible. We continually monitor accounts receivable balances, and provide for an allowance for doubtful accounts at the time collection becomes questionable based on payment history or age of the receivable. Amounts determined to be uncollectible are written off against the reserve. For the years ended December 31, 2012, 2011 and 2010, write-offs of accounts receivable totaled $0.2 million, $0.6 million and $0.8 million while provisions for doubtful accounts which were charged to expense totaled $1.0 million, $2.1 million and $1.4 million, respectively. For all years presented, no single customer represented more than ten percent of accounts receivable or consolidated net sales

Inventories	Inventories Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are stated at cost. Capitalized internal-use software costs include only those direct costs associated with the actual development or acquisition of computer software for internal use, including costs associated with the design, coding, installation and testing of the system. Costs associated with preliminary development, such as the evaluation and selection of alternatives, as well as training, maintenance and support are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (one to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in earnings.

Acquired Intangibles and Goodwill
Acquired Intangibles and Goodwill
Acquired intangibles with alternative future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization is computed over the estimated useful life of the underlying patents, which has historically ranged from one to twenty years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred. For the years ended December 31, 2012 and 2011, we recorded intangible asset impairments of $2.0 million and $40.3 million, respectively, in general and administrative, restructuring, integration and other expense. There were no impairments in 2010.
Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption ‘acquisition-related intangible amortization.’ Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
The estimated fair values of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist, using a fair-value-based approach. We have elected to perform our annual test for indications of impairment as of October 1st of each year. Following the annual impairment tests for the years ended December 31, 2012, 2011 and 2010, goodwill has not been impaired.

Investments
Investments
We have investments in non-marketable securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets and are accounted for using the equity or cost method of accounting.
Investments are evaluated at least quarterly, or sooner if impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:

•	adverse financial conditions of a specific issuer, segment, industry, region or other variables;

•	the length of time and the extent to which the fair value has been less than cost; and

•	the financial condition and near-term prospects of the issuer.
The fair values of any of our cost or equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value which is determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates. During the years ended December 31, 2012 and 2011, in connection with our internal restructuring we recorded asset impairment charges of $13.6 million and $42.1 million, respectively, in general and administrative, restructuring, integration and other expenses in the accompanying consolidated statements of income related to the abandonment of certain projects. There were no material impairment losses recognized for long-lived assets during the year ended December 31, 2010.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Table Text Block [Abstract]
Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2010	$3,440
Provision charged to cost of sales	4,376
Usage	(3,649)
Adjustments to previously provided warranties, net	(198)
Currency translation	(59)
BALANCE AT DECEMBER 31, 2011	$3,910
Provision charged to cost of sales	4,631
Usage	(4,099)
Adjustments to previously provided warranties, net	(213)
Currency translation	134
BALANCE AT DECEMBER 31, 2012	$4,363

Inventories
Inventories
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2012 and 2011:

	As of December 31,
(in thousands)	2012	2011
Raw materials	$29,755	$26,645
Work in process	34,231	33,757
Finished goods	71,307	71,834
Total inventories	$135,293	$132,236

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information [Table Text Block]
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2012	2011	2010
Net Sales
Consumables and related revenues	$1,085,596	$1,011,863	$937,714
Instrumentation	168,860	157,884	149,717
Total	$1,254,456	$1,169,747	$1,087,431

Schedule of Geographical Information [Table Text Block]
Our official country of domicile is the Netherlands, which reported net sales of $23.7 million, $23.9 million and $21.5 million for the years ended 2012, 2011 and 2010, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2012	2011	2010
Net Sales
Americas:
United States	$518,130	$466,502	$472,682
Other Americas	42,921	55,137	50,912
Total Americas	561,051	521,639	523,594
Europe	459,321	444,441	398,029
Asia Pacific & Rest of World	234,084	203,667	165,808
Total	$1,254,456	$1,169,747	$1,087,431

Schedule of Long Lived Assets [Table Text Block]

(in thousands)	2012	2011
Long-lived assets
Americas:
United States	$131,689	$98,717
Other Americas	2,196	2,579
Total Americas	133,885	101,296
Europe	272,227	259,220
Asia Pacific & Rest of World	12,820	11,276
Total	$418,932	$371,792

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
AmniSure [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	AmniSure acquisition
Purchase price:
Cash consideration	$101,415
Fair value of contingent consideration	4,530
$105,945

Allocation:
Working capital	$5,297
Fixed and other long-term assets	267
Developed technology, licenses and know-how	28,941
Customer relationships	25,520
Tradenames	2,692
In-process research and development	4,522
Goodwill	44,369
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,202)
Long-term liabilities assumed	(461)
$105,945

Cellestis [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
As of December 31, 2012, the final purchase price allocation for Cellestis is as follows:

(in thousands)	Cellestis acquisition
Purchase price:
Cash consideration paid	$372,452
$372,452

Allocation:
Working capital	$18,465
Fixed and other long-term assets	1,112
Developed technology, licenses and know-how	67,500
Customer relationships	48,800
Tradenames	12,000
Goodwill	258,886
Deferred tax liability on fair value of identifiable intangible assets acquired	(34,079)
Liabilities assumed	(232)
$372,452

Ipsogen [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	Ipsogen acquisition
Purchase price:
Cash consideration paid	$57,436
Fair value of remaining shares	42,437
$99,873

Allocation:
Working capital	$15,284
Deferred tax asset of acquired NOLs	8,997
Fixed and other long-term assets	2,429
Developed technology, licenses and know-how	44,500
Customer relationships	11,000
Tradenames	1,400
Goodwill	37,500
Deferred tax liability on fair value of identifiable intangible assets acquired	(19,325)
Liabilities assumed	(1,912)
$99,873

Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2011	$19,228	$443	$7,238	$26,909
Additional costs in 2012	5,456	3,055	152	8,663
Payments	(21,301)	(1,032)	(6,036)	(28,369)
Release of excess accrual	(1,084)	—	(1,217)	(2,301)
Foreign currency translation adjustment	22	—	—	22
Balance at December 31, 2012	$2,321	$2,466	$137	$4,924

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2012 and 2011:

(in thousands)	2012	2011
Prepaid expenses	$30,354	$27,832
Amounts held in escrow in connection with acquisitions	7,521	7,026
Value added tax	10,221	9,488
Other receivables	7,267	14,709
	$55,363	$59,055

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations Table
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2012 and 2011:

(in thousands)	Estimated useful life (in years)	2012	2011
Land	—	$15,907	$15,686
Buildings and improvements	2-40	283,173	275,529
Machinery and equipment	3-20	206,871	176,662
Computer software	1-10	86,280	65,344
Furniture and office equipment	1-13	80,343	76,809
Construction in progress	—	79,402	51,827
		751,976	661,857
Less: Accumulated depreciation and amortization		(333,044)	(290,065)
Property, plant and equipment, net		$418,932	$371,792

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these equity method investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2012	2011	2012	2011	2010
PreAnalytiX GmbH	50.00%	$18,182	$15,723	$1,972	$390	$2,969
QBM Cell Science	19.50%	$406	$395	$11	$(10)	$11
QIAGEN Finance	100.00%	$374	$252	$122	$103	$131
QIAGEN Euro Finance	100.00%	$931	$622	$309	$266	$273
Pyrobett	19.00%	$3,515	$3,749	$(234)	$(178)	$(73)
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$—
Scandinavian Gene Synthesis AB	40.00%	$—	$15,714	$(23)	$23	$—
Peak-Service	40.00%	$20	$20	$—	$—	$—

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2012 and 2011:

		2012		2011
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.7	$304,380	$(134,688)	$294,854	$(115,310)
Developed technology	10.0	678,888	(270,575)	605,847	(210,022)
Customer base, trademarks, and non-compete agreements	10.3	391,388	(126,743)	336,216	(92,098)
	10.4	$1,374,656	$(532,006)	$1,236,917	$(417,430)
Unamortized Intangible Assets:
In-process research and development		$11,222		$—
Goodwill		1,759,898		1,733,722
		$1,771,120		$1,733,722

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2013	$125,722
2014	$124,836
2015	$124,117
2016	$121,195
2017	$117,332

Changes in the Carrying Amount of Goodwill, by Segment
The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2010	$1,352,281
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122
Purchase adjustments	615
Effect of foreign currency translation	(22,871)
BALANCE AT DECEMBER 31, 2011	$1,733,722
Goodwill acquired during the year	82,599
Earn-out and milestone payments	(36)
Purchase adjustments	(70,034)
Effect of foreign currency translation	13,647
BALANCE AT DECEMBER 31, 2012	$1,759,898

Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Schedule of Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2012 and 2011 consist of the following:

(in thousands)	2012	2011
Accrued expenses	$62,567	$82,342
Payroll and related accruals	49,563	44,421
Deferred revenue	27,296	23,793
Accrued royalties	17,600	25,659
Fair value of derivative instruments	12,911	2,492
Accrued earn-outs and milestone payments	9,806	17,470
Accrued interest on long-term debt	7,008	7,383
Preacquisition contingencies assumed in acquisition	5,493	6,203
Current portion of capital lease obligations	4,203	4,006
Total accrued and other liabilities	$196,447	$213,769

Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2012 and 2011:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2012	12/31/2011	12/31/2012	12/31/2011
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$—	$—
Foreign exchange contracts	—	658	—	(1,723)
Total derivative instruments designated as hedges	$—	$658	$—	$(1,723)
Undesignated derivative instruments
Foreign exchange contracts	$833	$5,489	$(12,911)	$(769)
Total derivative instruments	$833	$6,147	$(12,911)	$(2,492)

Schedule of Gains on Derivative Instruments
The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2012 and 2011:

Year-Ended December 31, 2012 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain recognized in income
Cash-flow hedges
Interest rate contracts	$—	Interest expense	$—	$—
Foreign exchange contracts	305	Other expense / income, net	781	—
Total	$305		$781	$—
Undesignated derivative instruments
Foreign exchange contracts	$—	Other expense / income, net	$—	$(13,456)

Year-Ended December 31, 2011 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$2,721	Interest expense	$—	n/a
Foreign exchange contracts	2,696	Other expense / income, net	(3,961)	n/a
Total	$5,417		$(3,961)	n/a
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other expense / income, net	n/a	$14,194

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	As of December 31, 2012				As of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$7,989	$82,462	$—	$90,451	$9,290	$45,287	$—	$54,577
Foreign exchange contracts	—	833	—	833	—	6,147	—	6,147
	$7,989	$83,295	$—	$91,284	$9,290	$51,434	$—	$60,724
Liabilities:
Foreign exchange contracts	$—	$12,911	$—	$12,911	$—	$2,492	$—	$2,492
Contingent Consideration	—	—	18,983	18,983	—	—	38,646	38,646
	$—	$12,911	$18,983	$31,894	$—	$2,492	$38,646	$41,138

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
For liabilities with Level 3 inputs, the following table summarizes the activity as of December 31, 2012:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
BALANCE AT DECEMBER 31, 2010	$22,510
Additions from acquisitions	24,885
Payments	(9,065)
Loss included in earnings	253
Foreign currency translation	63
BALANCE AT DECEMBER 31, 2011	$38,646
Additions from acquisitions	16,875
Payments	(6,008)
Gain included in earnings	(11,463)
Reversals	(19,129)
Foreign currency translation	62
BALANCE AT DECEMBER 31, 2012	$18,983

Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Schedule of Total Debt Instruments
Total long-term debt consists of the following:

(in thousands)	December 31, 2012	December 31, 2011
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.7% due in May 2026	$300,000	$300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024	145,000	145,000
3.19% Series A Senior Notes due October 16, 2019	73,000	—
3.75% Series B Senior Notes due October 16, 2022	300,000	—
3.90% Series C Senior Notes due October 16, 2024	27,000	—
Other notes payable bearing interest up to 6.28% and due through November 2015	1,992	2,622
Total long-term debt	846,992	447,622
Less current portion	948	1,617
Long-term portion	$846,044	$446,005

Schedule of Maturities of Long-term Debt	Future principal maturities of long-term debt as of December 31, 2012 are as follows:

Year ending December 31,	(in thousands)
2013	$948
2014	396
2015	648
2016	—
2017	—
thereafter	845,000
$846,992

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consisted of:

(in thousands)	2012	2011	2010
Pretax income in The Netherlands	$27,222	$30,232	$55,431
Pretax income from foreign operations	117,931	65,980	117,690
	$145,153	$96,212	$173,121

Provision for Income Taxes
The provisions for income taxes for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands)	2012	2011	2010
Current—The Netherlands	$3,271	$6,752	$12,265
—Foreign	35,112	26,372	36,487
	38,383	33,124	48,752
Deferred—The Netherlands	—	—	—
—Foreign	(22,767)	(31,861)	(19,942)
	(22,767)	(31,861)	(19,942)
Total provision for income taxes	$15,616	$1,263	$28,810

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at the Netherlands statutory rate and the effective tax rate for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$36,288	25.0%	$24,053	25.0%	$44,146	25.5%
Earnings of subsidiaries taxed at different rates	5,180	3.6	3,204	3.3	7,710	4.5
Tax impact from permanent items	4,854	3.4	5,989	6.2	3,295	1.9
Tax impact from tax exempt income	(36,969)	(25.5)	(23,382)	(24.3)	(10,283)	(6.0)
Tax contingencies, net	2,729	1.9	(1,675)	(1.7)	(1,269)	(0.7)
Taxes due to changes in tax rates	(1,086)	(0.8)	(3,521)	(3.7)	(1,400)	(0.8)
Taxes due to changes in tax laws	2,697	1.9	—	—	—	—
Restructuring	—	—	—	—	(12,903)	(7.5)
Prior year taxes	2,805	1.9	(2,632)	(2.7)	476	0.3
Other items, net	(882)	(0.6)	(773)	(0.8)	(962)	(0.6)
Total provision for income taxes	$15,616	10.8%	$1,263	1.3%	$28,810	16.6%

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2010	$8,673
Additions based on tax positions related to the current year	757
Additions for tax positions of prior years	31
Settlements with taxing authorities	(2,257)
Reductions due to lapse of statute of limitations	(207)
Decrease from currency translation	(62)
Balance at December 31, 2011	$6,935
Additions based on tax positions related to the current year	819
Additions for tax positions of prior years	3,608
Reductions due to lapse of statute of limitations	(691)
Increase from currency translation	104
Balance at December 31, 2012	$10,775

Components of Net Deferred Tax Liabilities
The components of the net deferred tax liability at December 31, 2012 and December 31, 2011 are as follows:

	2012		2011
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$17,664	$—	$10,389	$—
Accrued and other liabilities	21,412	(552)	25,981	(65)
Inventories	2,991	(1,410)	3,106	(1,578)
Allowance for bad debts	687	(600)	726	(471)
Currency revaluation	266	(746)	—	(546)
Depreciation and amortization	606	(10,027)	124	(19,854)
Capital lease	2,149	—	2,392	—
Tax credits	611	—	6,848	—
Unremitted profits and earnings	—	(1,215)	—	(1,175)
Intangibles	5,270	(220,880)	2,523	(218,027)
Equity awards	10,082	—	7,289	—
Other	10,460	(1,314)	6,553	(1,432)
Valuation allowance	(442)	—	(4,260)	—
	$71,756	$(236,744)	$61,671	$(243,148)
Net deferred tax liabilities		$(164,988)		$(181,477)

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income
The following table is a summary of the components of accumulated other comprehensive income at December 31:

(in thousands)	2012	2011
Net unrealized loss on hedging contracts, net of tax of $0.1 million in 2011	$—	$(762)
Net unrealized (loss) gain on pension, net of tax	(483)	115
Foreign currency effects from intercompany long-term investment transactions, net of tax of $4.4 million and $4.9 million in 2012 and 2011, respectively	5,954	7,369
Foreign currency translation adjustments	38,520	9,182
Accumulated other comprehensive income	$43,991	$15,904

Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands, except per share data)	2012	2011	2010
Net income attributable to the owners of QIAGEN N.V.	$129,506	$96,038	$144,311

Weighted average number of common shares used to compute basic net income per common share	235,582	233,850	232,635
Dilutive effect of stock options and restrictive stock units	2,341	2,876	2,843
Dilutive effect of outstanding warrant shares	2,823	2,338	5,005
Weighted average number of common shares used to compute diluted net income per common share	240,746	239,064	240,483
Outstanding options and awards having no dilutive effect, not included in above calculation	2,906	3,995	2,152
Outstanding warrants having no dilutive effect, not included in above calculation	23,644	23,591	21,462

Basic earnings per common share attributable to the owners of QIAGEN N.V.	$0.55	$0.41	$0.62
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$0.54	$0.40	$0.60

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Obligations Under Capital And Operating Leases [Table Text Block]
Minimum future obligations under capital and operating leases at December 31, 2012 are as follows:

(in thousands)	Capital Leases	Operating Leases
2013	$5,396	$16,309
2014	5,304	11,389
2015	5,290	9,834
2016	3,998	5,879
2017	1,429	3,234
Thereafter	1,429	7,809
	22,846	$54,454
Less: Amount representing interest	(2,958)
	19,888
Less: Current portion	(4,203)
Long-term portion	$15,685

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties [Table Text Block]
At December 31, 2012, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2013	$54,754	$9,224
2014	4,124	3,762
2015	1,339	1,773
2016	152	1,798
2017	—	1,799
Thereafter	—	2,905
	$60,369	$21,261

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees [Table Text Block]
The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Stock price volatility	34%	34%	31%
Risk-free interest rate	0.82%	1.88%	2.12%
Expected life (in years)	4.89	4.97	4.84
Dividend rate	0%	0%	0%
Forfeiture rate	5.9%	6.1%	7.0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of employee stock options as of December 31, 2012 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	6,527	$13.61
Granted	593	$16.00
Exercised	(1,444)	$11.53
Forfeited	(82)	$18.90
Expired	(261)	$17.64
Outstanding at December 31, 2012	5,333	$14.16	4.09	$25,006
Exercisable at December 31, 2012	4,252	$13.18	2.91	$23,664
Vested and expected to vest at December 31, 2012	5,257	$14.12	4.01	$24,886

Schedule of Employee Stock Options and Restricted Stock Units [Table Text Block]
A summary of stock units as of December 31, 2012 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	5,651
Granted	2,574
Vested	(831)
Forfeited	(473)
Outstanding at December 31, 2012	6,921	2.85	$125,602
Vested and expected to vest at December 31, 2012	5,732	2.74	$104,029

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation expense before taxes for the years ended December 31, 2012, 2011 and 2010 totaled approximately $25.4 million, $19.5 million and $13.6 million, respectively, as shown in the table below. No share-based compensation cost was capitalized in inventory in 2012, 2011 or 2010 as the amounts were not material. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $1.5 million, $4.2 million and $2.0 million, respectively, for the years ended December 31, 2012, 2011 and 2010.

Compensation Expense (in thousands)	2012	2011	2010
Cost of sales	$2,328	$1,672	$932
Research and development	4,167	3,055	2,087
Sales and marketing	6,123	4,285	2,885
General and administrative	12,737	10,528	7,688
Share-based compensation expense	$25,355	$19,540	$13,592

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2012	2011
Net sales	$7,068	$6,287
Accounts receivable	$2,651	$3,606
Accounts payable	$3,699	$4,642
Loans receivable	$1,674	$1,539

Corporate Information and Basis of Presentation (Details) (Minimum [Member])	12 Months Ended
Dec. 31, 2012 Countries
Minimum [Member]
Business and Basis of Presentation [Line Items]
Number of Countries Products are Marketed In	100

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 12, 2012 Senior Unsecured Notes [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Consumable Products [Member] Minimum [Member]	Dec. 31, 2012 Consumable Products [Member] Maximum [Member]	Dec. 31, 2012 Related Products [Member] Minimum [Member]	Dec. 31, 2012 Related Products [Member] Maximum [Member]	Dec. 31, 2012 Instrumentation [Member] Minimum [Member]	Dec. 31, 2012 Instrumentation [Member] Maximum [Member]	Dec. 31, 2012 Instrumentation [Member] Minimum [Member]	Dec. 31, 2012 Instrumentation [Member] Maximum [Member]
Significant Accounting Policies [Abstract]
Foreign currency transaction net gain (loss), realized	$ (7.2)	$ 12.4	$ 2.6
Consigned inventory (amount less than)	3
Shipping and handling costs	23.4	24	19.9
Sales Revenue, Goods, Net, Percentage							83.00%	87.00%	1.00%	3.00%	10.00%	15.00%
Estimated useful life of assets					1 year	40 years							3 years	5 years
Advertising costs	6.6	6.3	7.6
Cash equivalents term	90 days
Debt Instrument, Face Amount				400
Allowance for Doubtful Accounts Receivable, Charge-offs	(0.2)	(0.6)	(0.8)
Provisions for doubtful accounts	1	2.1	1.4
Impairment of Intangible Assets (Excluding Goodwill)	2	40.3
Cost-method Investments, Other than Temporary Impairment	3.4
Asset Impairment Charges	$ 13.6	$ 42.1

Summary of Significant Accounting Policies (Changes in the Carrying Amount of Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at December 31	$ 3,910	$ 3,440
Provision charged to cost of sales	4,631	4,376
Usage	(4,099)	(3,649)
Adjustments to previously provided warranties, net	(213)	(198)
Currency translation	134	(59)
Balance at December 31	$ 4,363	$ 3,910

Summary of Significant Accounting Policies (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 29,755	$ 26,645
Work in process	34,231	33,757
Finished goods	71,307	71,834
Total inventories	$ 135,293	$ 132,236

Segment Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,254,456	$ 1,169,747	$ 1,087,431
Long-lived assets	418,932	371,792
NETHERLANDS
Net sales	23,700	23,900	21,500
Long-lived assets	400	1,100
Europe [Member]
Net sales	459,321	444,441	398,029
Long-lived assets	$ 272,227	$ 259,220

Segment Information (Product Category Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,254,456	$ 1,169,747	$ 1,087,431
Consumables and Related Revenues [Member]
Net sales	1,085,596	1,011,863	937,714
Instrumentation [Member]
Net sales	$ 168,860	$ 157,884	$ 149,717

Segment Information (Geographical Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,254,456	$ 1,169,747	$ 1,087,431
United States [Member]
Net sales	518,130	466,502	472,682
Other Americas [Member]
Net sales	42,921	55,137	50,912
Total Americas [Member]
Net sales	561,051	521,639	523,594
Europe [Member]
Net sales	459,321	444,441	398,029
Asia Pacific and Rest of World [Member]
Net sales	$ 234,084	$ 203,667	$ 165,808

Segment Information (Long-Lived Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets	$ 418,932	$ 371,792
United States [Member]
Long-lived assets	131,689	98,717
Other Americas [Member]
Long-lived assets	2,196	2,579
Total Americas [Member]
Long-lived assets	133,885	101,296
Europe [Member]
Long-lived assets	272,227	259,220
Asia Pacific and Rest of World [Member]
Long-lived assets	$ 12,820	$ 11,276

Acquisitions Acquisitions - Purchase Price (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ipsogen [Member]	Dec. 31, 2012 Cellestis [Member]	Aug. 29, 2011 Cellestis [Member]	May 03, 2012 AmniSure [Member]	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Ipsogen [Member]	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Cellestis [Member]	May 03, 2012 Developed Technology, Licenses, and Know How [Member] AmniSure [Member]	Dec. 31, 2012 Customer Relationships [Member] Ipsogen [Member]	Dec. 31, 2012 Customer Relationships [Member] Cellestis [Member]	May 03, 2012 Customer Relationships [Member] AmniSure [Member]	Dec. 31, 2012 Trade Names [Member] Ipsogen [Member]	Dec. 31, 2012 Trade Names [Member] Cellestis [Member]	May 03, 2012 Trade Names [Member] AmniSure [Member]	May 03, 2012 In Process Research and Development [Member] AmniSure [Member]
Business Acquisition [Line Items]
Cash consideration paid				$ 57,436	$ 372,452	$ 372,500	$ 101,415
Fair value of remaining shares				42,437
Fair value of contingent consideration	19,000						4,530
Purchase price				99,873	372,452		105,945
Working capital				15,284	18,465		5,297
Deferred tax asset of acquired NOLs				8,997
Fixed and other long-term assets				2,429	1,112		267
Intangible assets								44,500	67,500	28,941	11,000	48,800	25,520	1,400	12,000	2,692	4,522
Goodwill	1,759,898	1,733,722	1,352,281	37,500	258,886		44,369
Deferred tax liability on fair value of identifiable intangible assets acquired				(19,325)	(34,079)		(5,202)
Long-term liabilities assumed				(1,912)	(232)		(461)
Assets acquired, goodwill, and liabilities assumed, net				$ 99,873	$ 372,452		$ 105,945

Acquisitions Acquisitions - Narrative (Details)	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 03, 2012 AmniSure [Member] USD ($)	Dec. 31, 2012 Intelligent Bio Systems, Inc. [Member] USD ($)	Dec. 31, 2012 Cellestis [Member] USD ($)	Dec. 31, 2011 Cellestis [Member] USD ($)	Aug. 29, 2011 Cellestis [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Dec. 31, 2012 Ipsogen [Member] USD ($)	Dec. 31, 2011 Ipsogen [Member] USD ($) Biomarker	Dec. 31, 2011 Cellestis and Ipsogen [Member] USD ($)	Dec. 31, 2010 Cellestis and Ipsogen [Member] USD ($)	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions [Member] USD ($)	Dec. 31, 2010 ESE GmbH and IFP [Member] USD ($)	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Cellestis [Member] USD ($)	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Ipsogen [Member] USD ($)	Dec. 31, 2012 Customer Relationships [Member] Cellestis [Member] USD ($)	May 03, 2012 Minimum [Member] AmniSure [Member]	Dec. 31, 2012 Minimum [Member] Intelligent Bio Systems, Inc. [Member]	Dec. 31, 2011 Minimum [Member] Series of Individually Immaterial Business Acquisitions [Member]	May 03, 2012 Maximum [Member] AmniSure [Member]	Dec. 31, 2012 Maximum [Member] Intelligent Bio Systems, Inc. [Member]	Dec. 31, 2011 Maximum [Member] Series of Individually Immaterial Business Acquisitions [Member]	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Dec. 31, 2011 First Milestone [Member] Series of Individually Immaterial Business Acquisitions [Member] USD ($)	Dec. 31, 2011 Second Milestone [Member] Series of Individually Immaterial Business Acquisitions [Member] USD ($)
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years 4 months 24 days			9 years 6 months		9 years 11 months 15 days					10 years
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Tax Assets, Noncurrent											$ 9,000,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles											300,000						300,000	8,100,000	6,200,000
Business Combination, Acquisition Related Costs	4,500,000						5,800,000					5,600,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Tax Liabilities Noncurrent						3,900,000					(2,800,000)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets, Liabilities, Net						1,600,000
Goodwill, Purchase Accounting Adjustments	70,034,000	(615,000)				12,000,000					14,600,000
Fair value of contingent consideration	19,000,000			4,530,000	12,000,000										6,900,000
Discount Rate Used To Derive Fair Value Of Milestone Payments Of Acquisition																				0.70%	0.70%		2.00%	1.60%				1.70%	3.25%
Probability Used To Derive Accomplishment Of Milestones Of Acquisition																					95.00%	90.00%		100.00%	100.00%
Business Acquisition, Contingent Consideration, Potential Cash Payment				35,000,000	12,500,000										44,000,000	8,100,000												5,500,000	1,400,000
Payments to Acquire Businesses, Gross					31,200,000
Amounts held in escrow in connection with acquisitions	7,521,000	7,026,000			5,200,000										8,500,000	2,900,000
Payment of Contingent Consideration in a Business Combination	7,100,000
Cash consideration				101,415,000		372,452,000		372,500,000			57,436,000					22,700,000
Number of Biomarkers												15
Business Combination Step Acquisition Equity Interest in Acquiree Payment									57,400,000	40,900,000	29,800,000
Business Acquisition, Percentage of Voting Interests Acquired									62.60%	62.60%	89.40%					100.00%
Fair value of remaining shares											42,437,000
Outstanding Shares and Other Equity Instruments, Fair Value																										99,900,000	70,200,000
Net sales	1,254,456,000	1,169,747,000	1,087,431,000										28,600,000
Net income attributable to the owners of QIAGEN N.V.	129,506,000	96,038,000	144,311,000										1,700,000
Business Acquisition, Pro Forma Revenue													1,213,500,000	1,140,200,000
Business Acquisition, Pro Forma Net Income (Loss)													91,900,000	139,200,000
Business Acquisition, Pro Forma Earnings Per Share, Diluted													$ 0.38	$ 0.58
Payments to Acquire Businesses, Net of Cash Acquired	$ 131,997,000	$ 457,483,000	$ 36,985,000												$ 47,900,000

Restructuring (Details) (USD $)	12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2011 General, Administrative, Integration, and Other [Member]	Dec. 31, 2011 Employee Severance [Member]	Dec. 31, 2012 Employee Severance [Member]	Dec. 31, 2012 Contract Termination [Member]	Dec. 31, 2011 Contract Termination [Member]	Dec. 31, 2012 Facility Closing [Member]	Dec. 31, 2011 Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 41,000,000	$ 74,900,000	$ 5,500,000	$ 69,400,000	$ 20,100,000	$ 5,500,000	$ 18,800,000	$ 12,700,000	$ 3,100,000
Tangible Asset Impairment Charges	11,600,000	1,800,000
Impairment of Intangible Assets (Excluding Goodwill)	2,000,000	40,300,000
Restructuring Reserve	$ 4,924,000	$ 26,909,000							$ 2,466,000	$ 443,000

Restructuring - Cash Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	$ 26,909
Additional costs in 2012	8,663
Payments	(28,369)
Release of excess accrual	(2,301)
Foreign currency translation adjustment	22
Balance at December 31, 2012	4,924
Employee Related [Member]
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	19,228
Additional costs in 2012	5,456
Payments	(21,301)
Release of excess accrual	(1,084)
Foreign currency translation adjustment	22
Balance at December 31, 2012	2,321
Facility Closing [Member]
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	443
Additional costs in 2012	3,055
Payments	(1,032)
Release of excess accrual	0
Foreign currency translation adjustment	0
Balance at December 31, 2012	2,466
Contract and Other Related [Member]
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	7,238
Additional costs in 2012	152
Payments	(6,036)
Release of excess accrual	(1,217)
Foreign currency translation adjustment	0
Balance at December 31, 2012	$ 137

Short-term Investments (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2012 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2012 Investment Maturing 2013 [Member] EUR (€)	Dec. 31, 2012 Investment Maturing 2014 [Member] EUR (€)	Dec. 31, 2012 Term Deposits [Member] USD ($)	Dec. 31, 2012 Term Deposits [Member] EUR (€)	Dec. 31, 2011 Term Deposits [Member] USD ($)	Dec. 31, 2011 Term Deposits [Member] EUR (€)
Investment [Line Items]
Short-term investments	$ 90,451,000	$ 54,577,000		$ 82,500,000	€ 62,500,000	$ 45,300,000	€ 35,000,000	€ 47,500,000	€ 15,000,000	$ 8,000,000	€ 6,100,000	$ 9,300,000	€ 7,200,000
Sales of short-term investments	5,999,000	242,630,000	44,000,000
Realized Investment Gains (Losses)	$ 0	$ 0

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 30,354	$ 27,832
Amounts held in escrow in connection with acquisitions	7,521	7,026
Value added tax	10,221	9,488
Other receivables	7,267	14,709
Prepaid expensex and other current assets	$ 55,363	$ 59,055

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2012 Machinery and equipment	Dec. 31, 2011 Machinery and equipment	Dec. 31, 2012 Computer software	Dec. 31, 2011 Computer software	Dec. 31, 2012 Furniture and office equipment	Dec. 31, 2011 Furniture and office equipment	Dec. 31, 2012 Construction in progress	Dec. 31, 2011 Construction in progress	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Buildings and improvements	Dec. 31, 2012 Minimum [Member] Machinery and equipment	Dec. 31, 2012 Minimum [Member] Computer software	Dec. 31, 2012 Minimum [Member] Furniture and office equipment	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements	Dec. 31, 2012 Maximum [Member] Machinery and equipment	Dec. 31, 2012 Maximum [Member] Computer software	Dec. 31, 2012 Maximum [Member] Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 751,976	$ 661,857	$ 15,907	$ 15,686	$ 283,173	$ 275,529	$ 206,871	$ 176,662	$ 86,280	$ 65,344	$ 80,343	$ 76,809	$ 79,402	$ 51,827
Less: Accumulated depreciation and amortization	(333,044)	(290,065)
Property, plant and equipment, net	$ 418,932	$ 371,792
Estimated useful life minimum															1 year	2 years	3 years	1 year	1 year	40 years	40 years	20 years	10 years	13 years

Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Amortization Excluding Acquisition-Related Intangibles Amortization	$ 64.8	$ 57	$ 47.9
Capitalized Computer Software, Amortization	8.2	7.5	4.6
Repairs and maintenance expense	$ 13.7	$ 12.9	$ 11.8

Investments (Summary of Investments Included in Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PreAnalytiX GmbH [Member]
Investment [Line Items]
Ownership percentage	50.00%
Equity investments	$ 18,182	$ 15,723
Share of income (loss) for the year	1,972	390	2,969
QBM Cell Science
Investment [Line Items]
Ownership percentage	19.50%
Equity investments	406	395
Share of income (loss) for the year	11	(10)	11
QIAGEN Finance [Member]
Investment [Line Items]
Ownership percentage	100.00%
Equity investments	374	252
Share of income (loss) for the year	122	103	131
QIAGEN Euro Finance [Member]
Investment [Line Items]
Ownership percentage	100.00%
Equity investments	931	622
Share of income (loss) for the year	309	266	273
Pyrobett
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	3,515	3,749
Share of income (loss) for the year	(234)	(178)	(73)
Dx Assays Pte Ltd
Investment [Line Items]
Ownership percentage	33.30%
Equity investments	0	0
Share of income (loss) for the year	0	0	0
Scandinavian Gene Synthesis AB [Member]
Investment [Line Items]
Ownership percentage	40.00%
Equity investments	0	15,714
Share of income (loss) for the year	(23)	23	0
Peak-Service [Member]
Investment [Line Items]
Ownership percentage	40.00%
Equity investments	20	20
Share of income (loss) for the year	$ 0	$ 0	$ 0

Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PreAnalytiX GmbH [Member]	Dec. 31, 2012 QIAGEN Finance [Member]	Aug. 31, 2004 QIAGEN Finance [Member]	Dec. 31, 2012 QIAGEN Euro Finance [Member]	Dec. 31, 2012 Scandinavian Gene Synthesis AB [Member]	Dec. 31, 2011 Scandinavian Gene Synthesis AB [Member]	Dec. 31, 2012 Pyrobett	Dec. 31, 2010 Pyrobett	May 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member]
Investment [Line Items]
Ownership percentage			50.00%	100.00%		100.00%	40.00%		19.00%
Convertible debt					$ 150						$ 300
Stated interest rates					1.50%						3.25%
Investment made in company	15.5	6.8								4
Cost-method Investments, Other than Temporary Impairment	3.4
Payments to Acquire Equity Method Investments								9.7
Advance Payment, Equity Method Investment, Additional Shares Acquisition Option								6.7
Equity Method Investment Acquisition Option Percent							60.00%
Business Combination Step Acquisition Equity Interest in Acquiree Payment							$ 8.4

Goodwill and Intangible Assets (Schedule of Intangible Assets by Major Asset Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 4 months 24 days
Gross Carrying Amount	$ 1,374,656	$ 1,236,917
Accumulated Amortization	(532,006)	(417,430)
Goodwill	1,759,898	1,733,722	1,352,281
Indefinite Lived Intangible Assets, Including Goodwill	1,771,120	1,733,722
In Process Research and Development [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
In-process research and development	11,222	0
Patent and License Rights [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	11 years 8 months 12 days
Gross Carrying Amount	304,380	294,854
Accumulated Amortization	(134,688)	(115,310)
Developed Technology [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years
Gross Carrying Amount	678,888	605,847
Accumulated Amortization	(270,575)	(210,022)
Customer Base, Trademarks, In-process Research and Development and Non-compete Agreements [Member]
Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 3 months 18 days
Gross Carrying Amount	391,388	336,216
Accumulated Amortization	$ (126,743)	$ (92,098)

Goodwill and Intangible Assets (Schedule of Amortization of Intangibles for the Next Five Years) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 125,722
2014	124,836
2015	124,117
2016	121,195
2017	$ 117,332

Goodwill and Intangible Assets (Changes in the Carrying Amount of Goodwill, by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31	$ 1,733,722	$ 1,352,281
Goodwill acquired during the year	82,599	402,575
Earn-out and milestone payments	(36)	1,122
Purchase adjustments	(70,034)	615
Effect of foreign currency translation	13,647	(22,871)
Balance at December 31	$ 1,759,898	$ 1,733,722

Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 133.1	$ 110.4	$ 94.9
Impairment of Intangible Assets (Excluding Goodwill)	2	40.3
Goodwill written off	1.6	1.6
Nonmonetary transaction of intangible assets			30.3
Nonmonetary transaction of net sales			11
Nonmonetary transaction of deferred revenues			19.3
Deferred Revenue, Revenue Recognized		$ 1.6

Accrued and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 62,567	$ 82,342
Payroll and related accruals	49,563	44,421
Deferred revenue	27,296	23,793
Accrued royalties	17,600	25,659
Fair value of derivative instruments	12,911	2,492
Accrued earn-outs and milestone payments	9,806	17,470
Accrued interest on long-term debt	7,008	7,383
Preacquisition contingencies assumed in acquisition	5,493	6,203
Current portion of capital lease obligations	4,203	4,006
Total accrued and other liabilities	$ 196,447	$ 213,769

Derivatives and Hedging (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Aggregate notional value of foreign exchange forward and swap arrangements	$ 574.5	$ 204
Fair values included in other assets	0.8	5.5
Fair values included in other liabilities	12.9	0.8
QIAGEN Euro Finance [Member]
Derivative [Line Items]
Cash-flow hedges notional amount		120
Cash Flow Hedge Derivative Instrument Assets at Fair Value		0.7
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value		$ 1.7

Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 0	$ 658
Derivatives in Liability Positions Fair value	0	(1,723)
Designated as Hedging Instrument [Member] | Interest rate contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	0	0
Derivatives in Liability Positions Fair value	0	0
Designated as Hedging Instrument [Member] | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	0	658
Derivatives in Liability Positions Fair value	0	(1,723)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivatives in Asset Positions Fair value	833	6,147
Derivatives in Liability Positions Fair value	(12,911)	(2,492)
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	833	5,489
Derivatives in Liability Positions Fair value	$ (12,911)	$ (769)

Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign exchange contracts | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	$ 0
Other Income (Expense), Net [Member] | Foreign exchange contracts | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	0
(Gain)/loss recognized in income	(13,456)	14,194
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	305	5,417
(Gain) loss reclassified from AOCI into income	781	(3,961)
(Gain)/loss recognized in income	0
Cash Flow Hedging [Member] | Interest rate contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	0	2,721
Cash Flow Hedging [Member] | Foreign exchange contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	305	2,696
Cash Flow Hedging [Member] | Interest Expense [Member] | Interest rate contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	0	0
(Gain)/loss recognized in income	0
Cash Flow Hedging [Member] | Other Income (Expense), Net [Member] | Foreign exchange contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	781	(3,961)
(Gain)/loss recognized in income	$ 0

Fair Value Measurements - Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	$ 19,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets:	7,989	9,290
Liabilities:	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets:	83,295	51,434
Liabilities:	12,911	2,492
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets:	0	0
Liabilities:	18,983	38,646
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets:	91,284	60,724
Liabilities:	31,894	41,138
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	12,911	2,492
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	12,911	2,492
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	18,983	38,646	22,510
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	18,983	38,646
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	7,989	9,290
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	82,462	45,287
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0	0
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	90,451	54,577
Fair Value, Measurements, Recurring [Member] | Foreign exchange contracts | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Fair Value, Measurements, Recurring [Member] | Foreign exchange contracts | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	833	6,147
Fair Value, Measurements, Recurring [Member] | Foreign exchange contracts | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Fair Value, Measurements, Recurring [Member] | Foreign exchange contracts | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	$ 833	$ 6,147

Fair Value Measurements Fair Value Measurements - Level 3 Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, balance at	$ 19,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, balance at	38,646	22,510
Additions from acquisitions	16,875	24,885
Payments	(6,008)	(9,065)
(Gain)/loss included in earnings	(11,463)	253
Reversals	(19,129)
Foreign currency translation	62	63
Contingent consideration, balance at	18,983	38,646
Cost of Sales [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
(Gain)/loss included in earnings	(6,700)
General, Administrative, Integration, and Other [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
(Gain)/loss included in earnings	$ (4,800)

Lines of Credit and Debt (Narrative) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Senior Unsecured Notes [Member] EUR (€)	Oct. 12, 2012 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member] Senior Unsecured Notes [Member] USD ($)	Oct. 12, 2012 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member] Senior Unsecured Notes [Member] USD ($)	Oct. 12, 2012 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member] Senior Unsecured Notes [Member] USD ($)	Oct. 12, 2012 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	May 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2012 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)
Debt Instrument [Line Items]
Line of credit facility, revolving credit, amount	$ 577,900,000			€ 438,000,000
Syndicated Multi-Currency Term Loan				400,000,000
Lines of credit				38,000,000
Stated interest rate, minimum	0.80%
Stated interest rate, maximum	2.35%
Debt Instrument, Commitment Fee Calculation Basis On Applicable Margin, Percentage	35.00%
Line of Credit Facility, Commitment Fee Amount	1,100,000
Debt Instrument, Face Amount							400,000,000		73,000,000			300,000,000			27,000,000
Long-term Debt, Weighted Average Interest Rate							3.66%
Stated interest rates								3.19%	3.19%		3.75%	3.75%		3.90%	3.90%				3.25%			1.50%
Debt Instrument, Term								7 years			10 years			12 years
Payments of Debt Issuance Costs	2,084,000	0	0
Long-term Debt, Fair Value					400,000,000
Proceeds from debt	400,000,000	44,000,000	3,016,000		220,000,000	170,000,000
Total long-term debt	846,992,000	447,622,000						73,000,000		0	300,000,000		0	27,000,000		0	300,000,000	300,000,000		145,000,000	145,000,000
Less current portion	948,000	1,617,000
Interest expense, long-term debt	17,400,000	22,100,000	24,900,000
Convertible debt																			300,000,000			150,000,000
Effective interest rate																	3.70%			1.80%
Percent of note issued principal value																	100.00%			100.00%
Convertible into common shares at the option																	15			11.5
Debt instrument, convertible, conversion price																	$ 20			$ 12.6449
Debt Instrument Call Feature, Term																	7 years
Percentage of provisional call trigger price																	130.00%			120.00%
Debt instrument, fair value																	$ 358,400,000			$ 209,700,000

Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes Payable, 6.28% Interest Rate, Due Through November 2015 [Member]	Dec. 31, 2011 Notes Payable, 6.28% Interest Rate, Due Through November 2015 [Member]	Dec. 31, 2012 Senior Unsecured Notes [Member] Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member]	Oct. 12, 2012 Senior Unsecured Notes [Member] Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member]	Dec. 31, 2012 Senior Unsecured Notes [Member] Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member]	Oct. 12, 2012 Senior Unsecured Notes [Member] Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes [Member] Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member]	Oct. 12, 2012 Senior Unsecured Notes [Member] Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member]	Dec. 31, 2012 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member]	Dec. 31, 2011 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member]	May 31, 2006 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member]	Dec. 31, 2012 QIAGEN Finance [Member] Convertible Notes 1.5% Due in 2024 [Member]	Dec. 31, 2011 QIAGEN Finance [Member] Convertible Notes 1.5% Due in 2024 [Member]	Aug. 31, 2004 QIAGEN Finance [Member] Convertible Notes 1.5% Due in 2024 [Member]
Debt Instrument [Line Items]
Effective interest rate														3.70%			1.80%
Total long-term debt	$ 846,992	$ 447,622	$ 1,992	$ 2,622	$ 73,000		$ 0	$ 300,000		$ 0	$ 27,000		$ 0	$ 300,000	$ 300,000		$ 145,000	$ 145,000
Less current portion	948	1,617
Long-term portion	$ 846,044	$ 446,005
Stated interest rates			6.28%		3.19%	3.19%		3.75%	3.75%		3.90%	3.90%				3.25%			1.50%

Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments [Abstract]
2013	$ 948
2014	396
2015	648
2016	0
2017	0
thereafter	845,000
Total long-term debt	$ 846,992	$ 447,622

Income Taxes (Income before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ 27,222	$ 30,232	$ 55,431
Pretax income from foreign operations	117,931	65,980	117,690
Income before provision for income taxes	$ 145,153	$ 96,212	$ 173,121

Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 3,271	$ 6,752	$ 12,265
—Foreign	35,112	26,372	36,487
Provision for income tax current, total	38,383	33,124	48,752
Deferred—The Netherlands	0	0	0
—Foreign	(22,767)	(31,861)	(19,942)
Provision for income tax deferred, total	(22,767)	(31,861)	(19,942)
Total provision for income taxes	$ 15,616	$ 1,263	$ 28,810

Income Taxes (Statutory Rate and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income taxes at The Netherlands statutory rate amounts	$ 36,288	$ 24,053	$ 44,146
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.50%
Earnings of subsidiaries taxed at different rates, amounts	5,180	3,204	7,710
Earnings of subsidiaries taxed at different rates, rate	3.60%	3.30%	4.50%
Tax impact from permanent items, amounts	4,854	5,989	3,295
Tax impact from permanent items, rate	3.40%	6.20%	1.90%
Tax impact from tax exempt income, amounts	(36,969)	(23,382)	(10,283)
Tax impact from tax exempt income, rate	(25.50%)	(24.30%)	(6.00%)
Tax contingencies, net, amounts	2,729	(1,675)	(1,269)
Tax contingencies, net, rate	1.90%	(1.70%)	(0.70%)
Taxes due to changes in tax rates, amounts	(1,086)	(3,521)	(1,400)
Taxes due to changes in tax rates, rate	(0.80%)	(3.70%)	(0.80%)
Taxes due to changes in tax laws	2,697	0	0
Taxes due to changes in tax laws, rate	1.90%	0.00%	0.00%
Restructuring, amount	0	0	(12,903)
Restructuring, rate	0.00%	0.00%	(7.50%)
Income Tax Reconciliation, Prior Year Income Taxes	2,805	(2,632)	476
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	1.90%	(2.70%)	0.30%
Other items, net, amounts	(882)	(773)	(962)
Other items, net, rate	(0.60%)	(0.80%)	(0.60%)
Total provision for income taxes	$ 15,616	$ 1,263	$ 28,810
Total provision for income taxes, rate	10.80%	1.30%	16.60%

Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance at December 31	$ 6,935	$ 8,673
Additions based on tax positions related to the current year	819	757
Additions for tax positions of prior years	3,608	31
Settlements with taxing authorities	0	(2,257)
Reductions due to lapse of statute of limitations	(691)	(207)
Decrease from currency translation	104	(62)
Ending balance at December 31	$ 10,775	$ 6,935

Income Taxes (Components of Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carry forwards, deferred tax assets	$ 17,664	$ 10,389
Accrued and other liabilities, deferred tax assets	21,412	25,981
Inventories, deferred tax assets	2,991	3,106
Allowance for bad debts, deferred tax assets	687	726
Currency revaluation, deferred tax assets	266	0
Depreciation and amortization, deferred tax assets	606	124
Capital leases, deferred tax assets	2,149	2,392
Tax credits, deferred tax assets	611	6,848
Unremitted profits and earnings, deferred tax assets	0	0
Intangibles, deferred tax assets	5,270	2,523
Equity awards, deferred tax assets	10,082	7,289
Other, deferred tax assets	10,460	6,553
Valuation allowance, deferred tax assets	(442)	(4,260)
Deferred tax assets, total	71,756	61,671
Accrued and other liabilities, deferred tax liability	(552)	(65)
Inventories, deferred tax liability	(1,410)	(1,578)
Allowance for bad debts, deferred tax liability	(600)	(471)
Currency revaluation, deferred tax liability	(746)	(546)
Depreciation and amortization, deferred tax liability	(10,027)	(19,854)
Tax credits, deferred tax liability	0	0
Unremitted profits and earnings, deferred tax liability	(1,215)	(1,175)
Intangibles, deferred tax liability	(220,880)	(218,027)
Equity awards, deferred tax liability	0	0
Other, deferred tax liability	(1,314)	(1,432)
Deferred tax liability, total	(236,744)	(243,148)
Net deferred tax liability	$ (164,988)	$ (181,477)

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Statutory income tax rate for the years	25.00%	25.00%	25.50%
Income Tax Examination, Liability Recorded		$ 5,300,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		2,300,000
Unrecognized Tax Benefit, Net	8,800,000	6,300,000
Unrecognized tax benefits that would impact effective tax rate	8,800,000	6,300,000
Unrecognized tax benefits which may be realized	2,400,000
Recognized interest income	2,800,000	100,000
Accrued interest included in accrued and other liabilities	3,000,000	500,000
Net deferred tax liability	164,988,000	181,477,000
Total foreign net operating losses	58,700,000	39,400,000
Valuation allowance amounts	400,000	4,300,000
Decrease in valuation allowance	3,900,000	1,100,000
Undistributed Earnings Of Foreign Subsidiaries	185,000,000
Undistributed Earnings of Foreign Subsidiaires, Portion That is Not Permanently Reinvested	18,000,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	(1,215,000)	(1,175,000)
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	13,500,000	5,100,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 45,200,000	$ 34,300,000

Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized loss on hedging contracts, net of tax of $0.1 million in 2011	$ 0	$ (762)
Net unrealized (loss) gain on pension, net of tax	(483)	115
Foreign currency effects from intercompany long-term investment transactions, net of tax of $4.4 million and $4.9 million in 2012 and 2011, respectively	5,954	7,369
Foreign currency translation adjustments	38,520	9,182
Accumulated other comprehensive income	43,991	15,904
Accumulted Other Comprehensive Income (Loss) Tax [Abstract]
Derivatives Qualifying as Hedges, Tax Effect		100
Intercompany Long Term Investment Foreign Currency Translation Adjustment, Tax	$ 4,400	$ 4,900

Share Repurchase Program (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 100,000,000
Treasury Stock, Value, Acquired, Cost Method	35,653,000
Treasury Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury shares (in shares)	(1,943)
Treasury Stock, Value, Acquired, Cost Method	$ 35,653,000

Earnings per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to the owners of QIAGEN N.V.	$ 129,506	$ 96,038	$ 144,311
Weighted average number of common shares used to compute basic net income per common share	235,582	233,850	232,635
Dilutive effect of stock options and restrictive stock units	2,341	2,876	2,843
Dilutive effect of outstanding warrant shares	2,823	2,338	5,005
Weighted average number of common shares used to compute diluted net income per common share	240,746	239,064	240,483
Basic earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.55	$ 0.41	$ 0.62
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.54	$ 0.4	$ 0.6
Stock Options and Restrictive Stock [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	2,906	3,995	2,152
Warrants [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	23,644	23,591	21,462

Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Rent expense under operating lease agreements	$ 21,500,000	$ 20,300,000	$ 17,900,000
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	17,600,000	25,659,000
Royalty expense related to agreements	52,500,000	43,300,000	45,700,000
Total contingent obligation	134,200,000
Contingent Cash Payments To Be Made In Next Twelve Months	18,900,000
Additional contingent cash payments to be made in 2014	23,400,000
Additional contingent cash payments to be made in 2015	16,300,000
Additional contingent cash payments to be made in 2016	17,500,000
Additional contingent cash payments to be made in 2017	7,000,000
Additional Contingent Cash Payments To Be Made From Current Until Fifth Year	51,100,000
Fair value of contingent consideration	19,000,000
Commitment under employment contract agreements	15,300,000
Amounts held in escrow in connection with acquisitions	7,521,000	7,026,000
Preacquisition contingencies included in accrued and other liabilities	5,493,000	6,203,000
Accrued Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrued Contingent Obligation	9,800,000
Other Liabilities [Member]
Commitments and Contingencies [Line Items]
Accrued Contingent Obligation	$ 9,200,000

Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2013	$ 5,396
Minimum future obligations under capital leases due in 2014	5,304
Minimum future obligations under capital leases due in 2015	5,290
Minimum future obligations under capital leases due in 2016	3,998
Minimum future obligations under capital leases due in 2017	1,429
Minimum future obligations under capital leases due thereafter	1,429
Minimum future obligations under capital leases due, total	22,846
Less: Amount representing interest	(2,958)
Minimum future obligations under capital leases due, net	19,888
Less: Current portion	(4,203)
Long-term portion	15,685
Minimum future obligations under operating leases due in 2013	16,309
Minimum future obligations under operating leases due in 2014	11,389
Minimum future obligations under operating leases due in 2015	9,834
Minimum future obligations under operating leases due in 2016	5,879
Minimum future obligations under operating leases due in 2017	3,234
Minimum future obligations under operating leases due thereafter	7,809
Minimum future obligations under operating leases due, total	$ 54,454

Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2013	$ 54,754
Purchase commitments due in 2014	4,124
Purchase commitments due in 2015	1,339
Purchase commitments due in 2016	152
Purchase commitments due in 2017	0
Purchase commitments due, thereafter	0
Purchase commitments due, total	60,369
License & royalty commitments due in 2013	9,224
License & royalty commitments due in 2014	3,762
License & royalty commitments due in 2015	1,773
License & royalty commitments due in 2016	1,798
License & royalty commitments due in 2017	1,799
License & royalty commitments due, thereafter	2,905
License & royalty commitments due, total	$ 21,261

Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expense before taxes	$ 25,355,000	$ 19,540,000	$ 13,592,000
Excess Tax Benefit from Share-based Compensation, Operating Activities	1,489,000	4,153,000	1,976,000
QIAGEN Amended and Restated 2005 Stock Plan [Member]
Vesting period, years (maximum)	10 years
Common shares reserved and available for issuance under the plan	19,800,000
Digene Corporation 2007 Plan [Member]
Common shares reserved and available for issuance under the plan	100,000
Stock Options [Member]
Stock options, granted	592,829	601,897
The weighted-average grant-date fair value of options granted during the years	$ 4.8	$ 6.49	$ 6.42
Total intrinsic value of options exercised	7,200,000	3,700,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	3,500,000
Recognized weighted average period, years	1 year 7 months 27 days
Number of shares exercisable, ending balance	4,252,000	5,500,000	6,400,000
Weighted average exercise price exercisable, ending balance	$ 13.18	$ 12.37	$ 12.93
Restricted Stock [Member]
Vesting period, years (maximum)	10 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	67,600,000
Recognized weighted average period, years	2 years 10 months 8 days
Pre-vesting forfeitures percentage	7.10%
Weighted-average grant date fair value of restricted stock units granted	$ 15.8
Total fair value of restricted stock units	$ 13,300,000	$ 8,800,000

Share-Based Compensation (Schedule of Weighted Average Assumptions Used in Valuing Stock Options Granted to Employees) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation [Abstract]
Stock price volatility	34.00%	34.00%	31.00%
Risk-free interest rate	0.82%	1.88%	2.12%
Expected life (in years)	4 years 10 months 20 days	4 years 11 months 19 days	4 years 10 months 4 days
Dividend rate	0.00%	0.00%	0.00%
Forfeiture rate	5.90%	6.10%	7.00%

Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	6,527,000
Weighted average exercise price outstanding, beginning balance	$ 14.16	$ 13.61
Number of shares, granted	592,829	601,897
Weighted average exercise price, granted	$ 16
Number of shares, exercised	(1,444,000)
Weighted average exercise price, exercised	$ 11.53
Number of shares, forfeited and cancelled	(82,000)
Weighted average exercise price, forfeited and cancelled	$ 18.9
Number of shares, expired	(261,000)
Weighted average exercise price, expired	$ 17.64
Number of shares outstanding, ending balance	5,333,000	6,527,000
Weighted average exercise price outstanding, ending balance	$ 14.16	$ 13.61
Weighted average remaining contractual term outstanding, ending balance	4 years 1 month 2 days
Aggregate intrinsic value outstanding, ending balance	$ 25,006
Number of shares exercisable, ending balance	4,252,000	5,500,000	6,400,000
Weighted average exercise price exercisable, ending balance	$ 13.18	$ 12.37	$ 12.93
Weighted average remaining contractual term exercisable, ending balance	2 years 10 months 28 days
Aggregate intrinsic value exercisable, ending balance	23,664
Number of shares vested and expected to vest, ending balance	5,257,000
Weighted average exercise price vested and expected to vest, ending balance	$ 14.12
Weighted average remaining contractual term vested and expected to vest, ending balance	4 years 0 months 4 days
Aggregate intrinsic value vested and expected to vest, ending balance	24,886
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term outstanding, ending balance	2 years 10 months 6 days
Number of shares outstanding, beginning balance	5,651,000
Restricted stock units, granted	2,574,000
Restricted stock units vested	(831,000)
Restricted stock units, forfeited and cancelled	(473,000)
Number of shares outstanding, ending balance	6,921,000
Aggregate intrinsic value outstanding, ending balance	125,602
Number of shares vested and expected to vest, ending balance	5,732,000
Weighted average contractual term vested and expected to vest, ending balance	2 years 8 months 26 days
Aggregate intrinsic value vested and expected to vest, ending balance	$ 104,029

Share-Based Compensation (Schedule of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	$ 25,355	$ 19,540	$ 13,592
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	2,328	1,672	932
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	4,167	3,055	2,087
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	6,123	4,285	2,885
General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	$ 12,737	$ 10,528	$ 7,688

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Total expense under employee benefit plans	$ 3.1	$ 2.3	$ 2.1
Company contributions	0.3	0.3	0.3
Liability under the defined benefit plans	$ 4	$ 2.9

Related Party Transactions (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member] USD ($)	Dec. 31, 2012 QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 Former Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Former Chief Executive Officer [Member] EUR (€)
Related Party Transaction [Line Items]
Percentage of interest in a joint venture company			100.00%		100.00%
Notes payable to related parties			$ 145,000,000	$ 145,000,000	$ 300,000,000	$ 300,000,000
Accrued interest on loans payable to related parties			4,400,000		2,600,000	3,000,000
Accounts receivable from related parties	2,651,000	3,606,000	3,400,000		1,300,000	1,600,000
Related Party Daily Fee								2,750
Fees paid to related parties							100,000
Due to Affiliate, Current	7,700,000
Due To Affiliate, Providing Certain Milestones Have Been Achieved	$ 2,000,000

Related Party Transactions (Schedule of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Net sales	$ 7,068	$ 6,287
Accounts receivable	2,651	3,606
Accounts payable	3,699	4,642
Loans receivable	$ 1,674	$ 1,539

Subsequent Event (Details) (Repurchase of Equity [Member], USD $) In Millions, unless otherwise specified	2 Months Ended
Feb. 22, 2013
Repurchase of Equity [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares	1.9
Stock Repurchased During Period, Value	$ 38.5

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 4,315	$ 3,227		$ 3,402
Provision charged to expense	1,048	2,131	1,444
Write-offs	(240)	(593)	(771)
Foreign exchange and other	98	(450)	(848)
Balance at end of year	$ 5,221	$ 4,315	$ 3,227	$ 3,402